Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 19, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ManpowerGroup Inc.
Entity Central Index Key	0000871763
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,907,045,895
Entity Common Stock, Shares Outstanding		76,862,883
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenues from services	$ 20,678	[1]	$ 22,006	[1]	$ 18,866.5	[1]
Cost of services	17,236		18,299.7		15,621.1
Gross profit	3,442		3,706.3		3,245.4
Selling and administrative expenses, excluding impairment charges	3,030.3		3,182.1		2,938.6
Goodwill and intangible asset impairment charges	0		0		428.8
Selling and administrative expenses	3,030.3		3,182.1		3,367.4
Operating profit (loss)	411.7	[2]	524.2	[3]	(122)
Interest and other expenses	43.3		44.3		43.2
Earnings (loss) before income taxes	368.4		479.9		(165.2)
Provision for income taxes	170.8		228.3		98.4
Net earnings (loss)	$ 197.6		$ 251.6		$ (263.6)
Net earnings (loss) per share basic (in dollars per share)	$ 2.49		$ 3.08		$ (3.26)
Net earnings (loss) per share diluted (in dollars per share)	$ 2.47	[4]	$ 3.04	[5]	$ (3.26)
Weighted average shares - basic (in shares)	79.5		81.6		81
Weighted average shares - diluted (in shares)	80.1		82.8		81

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2012, 2011, 2010: United States $ 3,132.0, $ 3,254.6, $ 2,940.1; France 5,448.3, 6,201.9, 5,240.7; Italy 1,061.6, 1,277.1, 1,065.0; United Kingdom 1,898.1, 1,880.4, 1,822.2; Total Foreign 17,546.0, 18,751.4, 15,926.4.
[2]	Included reorganization charges of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.
[3]	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.
[4]	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.
[5]	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net earnings (loss)	$ 197.6	$ 251.6	$ (263.6)
Other comprehensive loss:
Foreign currency translation adjustments	0.2	(56.4)	(46.3)
Translation adjustments on net investment hedge, less income taxes of $(4.8), $7.9 and $18.0, respectively	(7.9)	12.9	29.3
Translation adjustments of long-term intercompany loans	15.7	1.2	2.6
Unrealized gain on investments, less income taxes of $1.1, $0.0 and $0.4, respectively	3.6	0.2	1.4
Defined benefit pension plans and retiree health care plan, less income taxes of $(4.3), $(4.8) and $(3.3), respectively	(12.5)	(9.6)	(6.9)
Total other comprehensive loss	(0.9)	(51.7)	(19.9)
Comprehensive income (loss)	$ 196.7	$ 199.9	$ (283.5)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive loss:
Income tax expense (benefit) on translation adjustments on net investment hedge	$ (4.8)	$ 7.9	$ 18
Income tax expense (benefit) on unrealized gain (loss) on investments	1.1	0	0.4
Income tax expense (benefit) on defined benefit pension plans and retiree health care plan	$ (4.3)	$ (4.8)	$ (3.3)

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 648.1		$ 580.5
Accounts receivable, less allowance for doubtful accounts of $118.0 and $108.6, respectively	4,179		4,181.3
Prepaid expenses and other assets	172.9		176.3
Future income tax benefits	60.6		52.4
Total current assets	5,060.6		4,990.5
Other Assets
Goodwill	1,041.3	[1],[2]	984.7	[1],[2]
Intangible assets, less accumulated amortization of $213.2 and $176.1, respectively	330.6		354.9
Other assets	395.3		395.1
Total other assets	1,767.2		1,734.7
Property and Equipment
Land, buildings, leasehold improvements and equipment	704.1		685.6
Less: accumulated depreciation and amortization	519.3		511.1
Net property and equipment	184.8		174.5
Total assets	7,012.6		6,899.7
Current Liabilities
Accounts payable	1,466.5		1,370.6
Employee compensation payable	210.7		221.9
Accrued liabilities	533.8		520.8
Accrued payroll taxes and insurance	685.7		712.4
Value added taxes payable	472.5		502.3
Short-term borrowings and current maturities of long-term debt	308		434.2
Total current liabilities	3,677.2		3,762.2
Other Liabilities
Long-term debt	462.1		266
Other long-term liabilities	372.5		388.1
Total other liabilities	834.6		654.1
Shareholders Equity
Preferred stock, $.01 par value, authorized 25,000,000 shares, none issued	0		0
Common stock, $.01 par value, authorized 125,000,000 shares, issued 109,543,492 and 109,076,337 shares, respectively	1.1		1.1
Capital in excess of par value	2,873.2		2,839.9
Retained earnings	1,101.5		971.7
Accumulated other comprehensive income	34.4		35.3
Treasury stock at cost, 32,896,063 and 29,172,342 shares, respectively	(1,509.4)		(1,364.6)
Total shareholders equity	2,500.8		2,483.4
Total liabilities and shareholders equity	$ 7,012.6		$ 6,899.7

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Allowance for doubtful accounts	$ 118	$ 108.6
Other Assets:
Accumulated amortization on intangible assets	$ 213.2	$ 176.1
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	25,000,000	25,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	125,000,000	125,000,000
Common stock, issued (in shares)	109,543,492	109,076,337
Treasury stock at cost (in shares)	32,896,063	29,172,342

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net earnings (loss)	$ 197.6	$ 251.6	$ (263.6)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization	100.5	104.4	110.1
Non-cash goodwill and intangible asset impairment charges	0	0	428.8
Deferred income taxes	(11.6)	24.8	(68.5)
Provision for doubtful accounts	29.2	25.9	28.9
Share-based compensation	30	31.4	24.1
Excess tax benefit on exercise of share-based awards	(0.3)	(1.3)	(1.3)
Change in operating assets and liabilities, excluding the impact of acquisitions:
Accounts receivable	48.3	(417.1)	(708.1)
Other assets	(9.2)	(48.2)	9.9
Other liabilities	(52.9)	97.7	621.8
Cash provided by operating activities	331.6	69.2	182.1
Cash Flows from Investing Activities
Capital expenditures	(72)	(64.9)	(58.5)
Acquisitions of businesses, net of cash acquired	(49)	(49)	(270)
Proceeds from the sale of property and equipment	3.7	4.4	4.9
Cash used in investing activities	(117.3)	(109.5)	(323.6)
Cash Flows from Financing Activities
Net change in short-term borrowings	(6.7)	15.6	(15.6)
Proceeds from long-term debt	751.6	0.8	1.8
Repayments of long-term debt	(703.2)	(1.1)	(1.1)
Proceeds from share-based awards	6	29.5	27.1
Other share-based transactions, net	(6.3)	1.3	1.3
Repurchases of common stock	(138.2)	(104.5)	(34.8)
Dividends paid	(67.8)	(65.1)	(60.8)
Cash used in financing activities	(164.6)	(123.5)	(82.1)
Effect of exchange rate changes on cash	17.9	(28.3)	(18.4)
Net increase (decrease) in cash and cash equivalents	67.6	(192.1)	(242)
Cash and cash equivalents, beginning of year	580.5	772.6	1,014.6
Cash and cash equivalents, end of year	648.1	580.5	772.6
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	39.9	43.2	45
Income taxes paid	123	170.7	78.4
Non-cash financing activity:
Common stock issued for acquisition	$ 0	$ 0	$ 188.5

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 1	$ 2,544.2	$ 1,109.6	$ 106.9	$ (1,225.2)	$ 2,536.5
Balance (in shares) at Dec. 31, 2009	104,397,965
Net earnings / (loss)			(263.6)			(263.6)
Other comprehensive loss				(19.9)		(19.9)
Issuances under equity plans, including tax benefits (in shares)	699,244
Issuances under equity plans, including tax benefits		26.2			2.2	28.4
Issuance for business acquisition (in shares)	3,197,396
Issuance for business acquisition	0.1	188.4				188.5
Share-based compensation expense		24.1				24.1
Dividends			(60.8)			(60.8)
Repurchases of common stock					(34.8)	(34.8)
Other		(1.2)				(1.2)
Balance at Dec. 31, 2010	1.1	2,781.7	785.2	87	(1,257.8)	2,397.2
Balance (in shares) at Dec. 31, 2010	108,294,605
Net earnings / (loss)			251.6			251.6
Other comprehensive loss				(51.7)		(51.7)
Issuances under equity plans, including tax benefits (in shares)	781,732
Issuances under equity plans, including tax benefits		33.1			(2.3)	30.8
Share-based compensation expense		31.4				31.4
Dividends			(65.1)			(65.1)
Repurchases of common stock					(104.5)	(104.5)
Other		(6.3)				(6.3)
Balance at Dec. 31, 2011	1.1	2,839.9	971.7	35.3	(1,364.6)	2,483.4
Balance (in shares) at Dec. 31, 2011	109,076,337
Net earnings / (loss)			197.6			197.6
Other comprehensive loss				(0.9)		(0.9)
Issuances under equity plans, including tax benefits (in shares)	467,155
Issuances under equity plans, including tax benefits		3.3			(6.6)	(3.3)
Share-based compensation expense		30				30
Dividends			(67.8)			(67.8)
Repurchases of common stock					(138.2)	(138.2)
Balance at Dec. 31, 2012	$ 1.1	$ 2,873.2	$ 1,101.5	$ 34.4	$ (1,509.4)	$ 2,500.8
Balance (in shares) at Dec. 31, 2012	109,543,492

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Dividends per share (in dollars per share)	$ 0.86	$ 0.8	$ 0.74

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
01.
Summary of Significant Accounting Policies

NATURE OF OPERATIONS
ManpowerGroup Inc. is a world leader in the workforce solutions and services industry. Our worldwide network of 3,500 offices in 80 countries and territories enables us to meet the needs of our clients in all industry segments. Our largest operations, based on revenues, are located in the United States, France, Italy and the United Kingdom. We specialize in permanent, temporary and contract recruitment and assessment; training and development; outsourcing; career management and workforce consulting services. We provide services to a wide variety of clients, none of which individually comprise a significant portion of revenues for us as a whole.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from these estimates.

BASIS OF CONSOLIDATION
The consolidated financial statements include our operating results and the operating results of all of our subsidiaries. For subsidiaries in which we have an ownership interest of 50% or less, but more than 20%, the consolidated financial statements reflect our ownership share of those earnings using the equity method of accounting. These investments, as well as certain other relationships, are also evaluated for consolidation under the accounting guidance on consolidation of variable interest entities. These investments were $85.3 and $75.9 as of December 31, 2012 and 2011, respectively, and are included in other assets in the Consolidated Balance Sheets. Included in shareholders' equity as of December 31, 2012 and 2011 are $67.2 and $64.7, respectively, of unremitted earnings from investments accounted for using the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation.

REVENUES AND RECEIVABLES
We generate revenues from sales of services by our company-owned branch operations and from fees earned on sales of services by our franchise operations. Revenues are recognized as services are performed. The majority of our revenues are generated by our recruitment business, where billings are generally negotiated and invoiced on a per-hour basis. Accordingly, as contingent workers are placed, we record revenues based on the hours worked. Permanent recruitment revenues are recorded as placements are made. Provisions for sales allowances, based on historical experience, are recognized at the time the related sale is recognized.

Our franchise agreements generally state that franchise fees are calculated based on a percentage of revenues. We record franchise fee revenues monthly based on the amounts due under the franchise agreements for that month. Franchise fees, which are included in revenues from services, were $23.9, $25.2 and $23.6 for the years ended December 31, 2012, 2011 and 2010, respectively.

In our outplacement business, we recognize revenues from individual programs over the estimated period in which services are rendered to candidates. For large projects within the outplacement business, we recognize revenues ratably over the period in which the services are provided. In our consulting business, revenues are recognized upon the performance of the service under the consulting service contract. For performance-based contracts, we defer recognizing revenues until the performance criteria have been met.

The amounts billed for outplacement, consulting services and performance-based contracts in excess of the amount recognized as revenues are recorded as deferred revenue and included in accrued liabilities for the current portion and other long-term liabilities for the long-term portion in our Consolidated Balance Sheets. As of December 31, 2012 and 2011, the current portion of deferred revenue was $55.7 and $54.3, respectively, and the long-term portion of deferred revenue was $17.1 and $28.6, respectively.

We record revenues from sales of services and the related direct costs in accordance with the accounting guidance on reporting revenue gross as a principal versus net as an agent. In situations where we act as a principal in the transaction, we report gross revenues and cost of services. When we act as an agent, we report the revenues on a net basis. Amounts billed to clients for out-of-pocket or other cost reimbursements are included in revenues from services, and the related costs are included in cost of services.

ALLOWANCE FOR DOUBTFUL ACCOUNTS
We have an allowance for doubtful accounts recorded as an estimate of the accounts receivable balance that may not be collected. This allowance is calculated on an entity-by-entity basis with consideration for historical write-off experience, the current aging of receivables and a specific review for potential bad debts. Items that affect this balance mainly include bad debt expense and the write-off of accounts receivable balances.

Bad debt expense is recorded as selling and administrative expenses in our Consolidated Statements of Operations and was $29.2, $25.9 and $28.9 in 2012, 2011 and 2010, respectively. Factors that would cause this provision to increase primarily relate to increased bankruptcies by our clients and other difficulties collecting amounts billed. On the other hand, an improved write-off experience and aging of receivables would result in a decrease to the provision. Write-offs were $23.2, $25.0 and $33.5 for 2012, 2011 and 2010, respectively.

ADVERTISING COSTS
We expense production costs of advertising as they are incurred. Advertising expenses were $27.2, $34.0 and $29.2 in 2012, 2011 and 2010, respectively.

REORGANIZATION COSTS
We recorded net reorganization costs of $48.8, $23.1 and $36.1 in 2012, 2011 and 2010, respectively, in selling and administrative expenses, primarily related to severances and office closures and consolidations in multiple countries. These expenses are net of reversals of previous accruals resulting mainly from larger-than-estimated cost savings from subleasing and lease buyouts. During 2012, we made payments of $36.8 out of our reorganization reserve. We expect a majority of the remaining $41.4 reserve will be paid or utilized in 2013. Changes in the reorganization liability balances for each reportable segment and Corporate are as follows:

	Americas(1)	Southern Europe(2)	Northern Europe	APME	Right Management	Corporate	Total
Balance, January 1, 2011	$7.4	$5.6	$5.0	$0.7	$14.4	$1.1	$34.2
Severance costs, net	2.1	1.1	5.5	0.5	3.1	—	12.3
Office closure costs, net	0.3	0.4	7.7	—	2.4	—	10.8
Costs paid or utilized	(5.8)	(2.9)	(6.4)	—	(11.7)	(1.1)	(27.9)
Balance, December 31, 2011	4.0	4.2	11.8	1.2	8.2	—	29.4
Severance costs, net	5.8	2.1	8.3	0.7	3.1	9.2	29.2
Office closure costs, net	4.0	1.7	4.9	—	7.8	1.2	19.6
Costs paid or utilized	(9.3)	(3.3)	(9.4)	(1.9)	(12.5)	(0.4)	(36.8)
Balance, December 31, 2012	$4.5	$4.7	$15.6	$—	$6.6	$10.0	$41.4

(1)
Balance related to United States was $7.4 as of January 1, 2011. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid/utilized $5.7, leaving a $3.3 liability as of December 31, 2011. In 2012, United States incurred $3.4 for severance costs and $4.0 for office closure costs and paid/utilized $6.9, leaving a $3.8 liability as of December 31, 2012.

(2)
Balance related to France was $5.6 as of January 1, 2011. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. In 2012, France incurred $1.7 for office closure costs and paid/utilized $1.4, leaving a $3.8 liability as of December 31, 2012. Italy had no reorganization liability as of January 1, 2011. In 2011, Italy recorded severance costs of $0.9 and paid out $0.5, leaving a $0.4 liability as of December 31, 2011. In 2012, Italy incurred $0.7 for severance costs and paid $0.2, leaving a $0.9 liability as of December 31, 2012.

INCOME TAXES
We account for income taxes in accordance with the accounting guidance on income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. We record a valuation allowance against deferred tax assets for which utilization of the asset is not likely.

FAIR VALUE MEASUREMENTS
The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale securities	$—	$—	$—	$—	$0.4	$0.4	$—	$—
Foreign currency forward contracts	0.1	—	0.1	—	—	—	—	—
Deferred compensation plan assets	58.7	58.7	—	—	45.2	45.2	—	—
	$58.8	$58.7	$0.1	$—	$45.6	$45.6	$—	$—
Liabilities
Foreign currency forward contracts	$—	$—	$—	$—	$0.3	$—	$0.3	$—
	$—	$—	$—	$—	$0.3	$—	$0.3	$—

We determine the fair value of our available-for-sale securities and deferred compensation plan assets, comprised of publicly traded securities, by using market quotes as of the last day of the period. The fair value of the foreign currency forward contracts are measured at the value from either directly or indirectly observable third parties.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and other current assets and liabilities approximate their fair values because of the short-term nature of these instruments. The carrying value of long-term debt approximates fair value, except for the euro-denominated notes. The fair value of the euro-denominated notes, as determined by the quoted market prices, was $778.8 and $654.9 as of December 31, 2012 and 2011, respectively, compared to a carrying value of $725.5 and $647.6, respectively.

We also measured certain non-financial assets on a non-recurring basis, including goodwill and tradenames. In 2010, goodwill and tradenames with a carrying amount of $1,438.2 were written down to their fair value of $1,009.4, resulting in an impairment charge of $428.8 and summarized as follows:

	Fair Value Measurements Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Goodwill	$954.1	$—	$—	$954.1	$(311.6)
Tradenames	55.3	—	—	55.3	(117.2)
					$(428.8)

GOODWILL AND OTHER INTANGIBLE ASSETS
We have goodwill, finite-lived intangible assets and indefinite-lived intangible assets as follows:

	2012			2011
December 31	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Goodwill(1)	$1,041.3	$—	$1,041.3	$984.7	$—	$984.7

Intangible assets:
Finite-lived:
Technology	$19.6	$19.6	$—	$19.6	$19.6	$—
Franchise agreements	18.0	16.1	1.9	18.0	14.3	3.7
Customer relationships	339.0	165.1	173.9	328.0	130.1	197.9
Other	15.2	12.4	2.8	13.5	12.1	1.4
	391.8	213.2	178.6	379.1	176.1	203.0

Indefinite-lived:
Tradenames(2)	54.0	—	54.0	54.0	—	54.0
Reacquired franchise rights	98.0	—	98.0	97.9	—	97.9
	152.0	—	152.0	151.9	—	151.9
Total intangible assets	$543.8	$213.2	$330.6	$531.0	$176.1	$354.9

(1)	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
(2)	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2012 and 2011.

Amortization expense related to intangibles was $36.7, $38.9 and $39.3 in 2012, 2011 and 2010, respectively. Amortization expense expected in each of the next five years related to acquisitions completed as of December 31, 2012 is as follows: 2013 — $32.9, 2014 — $27.9, 2015 — $24.8, 2016 — $20.8 and 2017 — $18.9. The weighted-average useful lives of the technology, franchise agreements, customer relationships and other are 5, 10, 14 and 3 years, respectively. The tradenames have been assigned an indefinite life based on our expectation of renewing the tradenames, as required, without material modifications and at a minimal cost, and our expectation of positive cash flows beyond the foreseeable future. The reacquired franchise rights result from our franchise acquisitions in the United States completed prior to 2009.

In accordance with the accounting guidance on goodwill and other intangible assets, we perform an annual impairment test of goodwill at our reporting unit level and indefinite-lived intangible assets at our unit of account level during the third quarter, or more frequently if events or circumstances change that would more likely than not reduce the fair value of our reporting units below their carrying value.

We performed our annual impairment test of our goodwill and indefinite-lived intangible assets during the third quarter of 2012 and 2011, and there was no impairment of our goodwill or indefinite-lived intangible as a result of our annual test.

The accounting guidance requires a two-step method for determining goodwill impairment. In the first step, we determined the fair value of each reporting unit, generally by utilizing an income approach derived from a discounted cash flow methodology. For certain of our reporting units, a combination of the income approach (weighted 75%) and the market approach (weighted 25%) derived from comparable public companies was utilized. The income approach is developed from management's forecasted cash flow data. Therefore, it represents an indication of fair market value reflecting management's internal outlook for the reporting unit. The market approach utilizes the Guideline Public Company Method to quantify the respective reporting unit's fair value based on revenues and earnings multiples realized by similar public companies. The market approach is more volatile as an indicator of fair value as compared to the income approach. We believe that each approach has its merits. However in the instances where we have utilized both approaches, we have weighted the income approach more heavily than the market approach because we believe that management's assumptions generally provide greater insight into the reporting unit's fair value.

Significant assumptions used in our goodwill impairment tests during 2012, 2011 and 2010 included: expected revenue growth rates, operating unit profit margins, working capital levels, discount rates ranging from 10.6% to 16.9% for 2012, and a terminal value multiple. The expected future revenue growth rates and the expected operating unit profit margins were determined after considering our historical revenue growth rates and operating unit profit margins, our assessment of future market potential, and our expectations of future business performance.

If the reporting unit's fair value is less than its carrying value as was the case for Right Management and Jefferson Wells in the fourth quarter of 2010, we are required to perform a second step. In the second step, we allocate the fair value of the reporting unit to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a "hypothetical" calculation to determine the implied fair value of the goodwill. The impairment charge, if any, is measured as the difference between the implied fair value of the goodwill and its carrying value.

Under the current accounting guidance, we are also required to test our indefinite-lived intangible assets for impairment by comparing the fair value of the intangible asset with its carrying value. If the intangible asset's fair value is less than its carrying value, an impairment loss is recognized for the difference.

In the fourth quarter of 2010, two of our reporting units, Right Management and Jefferson Wells, each experienced strong indicators of impairment due to continued deterioration in market conditions for both reporting units as they experienced further than anticipated profitability declines in the fourth quarter, which led us to adjust our long-term outlooks for each reporting unit. As a result, we performed an impairment test of our goodwill and indefinite-lived intangible assets during the fourth quarter of 2010, which resulted in a non-cash impairment charge of $311.6 ($311.6 after-tax) for goodwill associated with Right Management and Jefferson Wells. In addition, we incurred a non-cash impairment charge of $117.2 ($72.7 after-tax) for the tradenames associated with these two reporting units.

MARKETABLE SECURITIES
We account for our marketable security investments under the accounting guidance on certain investments in debt and equity securities, and have determined that all such investments are classified as available-for-sale. Accordingly, unrealized gains and unrealized losses that are determined to be temporary, net of related income taxes, are included in accumulated other comprehensive income, which is a separate component of shareholders' equity. Realized gains and losses, and unrealized losses determined to be other-than-temporary, are recorded in our Consolidated Statements of Operations. In 2012, we sold available-for-sale investments with a market value of $0.4 and an adjusted cost basis of $0.1 and realized a gain of $0.3. No realized gains or losses were recorded in 2011 and 2010. We had no available-for-sale investments as of December 31, 2012. Our available-for-sale investments had a market value of $0.4 and adjusted cost basis of $0.1, and no unrealized losses as of December 31, 2011.

We hold a 49% interest in our Swiss franchise, which maintained an investment portfolio with a market value of $192.5 and $175.8 as of December 31, 2012 and 2011, respectively. This portfolio is comprised of a wide variety of European and United States debt and equity securities as well as various professionally-managed funds, all of which are classified as available-for-sale. Our share of net realized gains and losses, and declines in value determined to be other-than-temporary, are included in our Consolidated Statements of Operations. For the years ended December 31, 2012, 2011 and 2010, realized gains totaled $0.1, $0.1 and $0.5, respectively, and realized losses totaled $0.2, $0.3 and $0.2, respectively. Our share of net unrealized gains and unrealized losses that are determined to be temporary related to these investments are included in accumulated other comprehensive income, with the offsetting amount increasing or decreasing our investment in the franchise.

CAPITALIZED SOFTWARE FOR INTERNAL USE
We capitalize purchased software as well as internally developed software. Internal software development costs are capitalized from the time the internal use software is considered probable of completion until the software is ready for use. Business analysis, system evaluation, selection and software maintenance costs are expensed as incurred. Capitalized software costs are amortized using the straight-line method over the estimated useful life of the software which ranges from 3 to 5 years. The net capitalized software balance of $10.6 and $14.4 as of December 31, 2012 and 2011, respectively, is included in other assets in the Consolidated Balance Sheets. Amortization expense related to the capitalized software costs was $7.3, $7.8 and $11.6 for 2012, 2011 and 2010, respectively.

PROPERTY AND EQUIPMENT
A summary of property and equipment as of December 31 is as follows:

	2012	2011
Land	$6.8	$7.3
Buildings	21.0	21.5
Furniture, fixtures, and autos	198.4	194.9
Computer equipment	169.2	164.4
Leasehold improvements	308.7	297.5
Property and equipment	$704.1	$685.6

Property and equipment are stated at cost and are depreciated using primarily the straight-line method over the following estimated useful lives: buildings — up to 40 years; furniture, fixtures, autos and computer equipment — 2 to 16 years; leasehold improvements — lesser of life of asset or expected lease term. Expenditures for renewals and betterments are capitalized whereas expenditures for repairs and maintenance are charged to income as incurred. Upon sale or disposition of property and equipment, the difference between the unamortized cost and the proceeds is recorded as either a gain or a loss and is included in our Consolidated Statements of Operations. Long-lived assets are evaluated for impairment in accordance with the provisions of the accounting guidance on the impairment or disposal of long-lived assets.

DERIVATIVE FINANCIAL INSTRUMENTS
We account for our derivative instruments in accordance with the accounting guidance on derivative instruments and hedging activities. Derivative instruments are recorded on the balance sheet as either an asset or liability measured at their fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded as a component of accumulated other comprehensive income and recognized in the Consolidated Statements of Operations when the hedged item affects earnings. The ineffective portions of the changes in the fair value of cash flow hedges are recognized in earnings.

FOREIGN CURRENCY TRANSLATION
The financial statements of our non-United States subsidiaries have been translated in accordance with the accounting guidance on foreign currency translation. Under the accounting guidance, asset and liability accounts are translated at the current exchange rate and income statement items are translated at the weighted-average exchange rate for the year. The resulting translation adjustments are recorded as a component of accumulated other comprehensive income, which is included in Shareholders' equity.

Certain foreign-currency-denominated borrowings are accounted for as a hedge of our net investment in our subsidiaries with the related functional currencies. Since our net investment in these subsidiaries exceeds the amount of the related borrowings, all translation gains or losses related to these borrowings are included as a component of accumulated other comprehensive income.

SHAREHOLDERS' EQUITY
In December 2012, November 2011 and December 2010, the Board of Directors authorized the repurchase of 8.0 million, 3.0 million and 3.0 million shares of our common stock, respectively. Share repurchases may be made from time to time through a variety of methods, including open market purchases, block transactions, privately negotiated transactions, accelerated share repurchase programs, forward repurchase agreements or similar facilities. In 2012, we repurchased a total of 3.6 million shares, comprised of 0.6 million shares under the 2010 authorization and 3.0 million shares under the 2011 authorization, at a total cost of $138.2. In 2011, we repurchased a total of 2.6 million shares, composed of 0.2 million shares under the 2007 authorization and 2.4 million shares under the 2010 authorization, at a total cost of $104.5. In 2010, we repurchased 0.9 million shares of common stock at a total cost of $34.8 under the 2007 authorization. As of December 31, 2012, there were no shares remaining under the 2011, 2010 or 2007 authorization. No purchases were made under the 2012 authorization.

During 2012, 2011 and 2010, the Board of Directors declared total cash dividends of $0.86, $0.80, and $0.74 per share, respectively, resulting in total dividend payments of $67.8, $65.1 and $60.8, respectively.

CASH AND CASH EQUIVALENTS
We consider all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

RECENTLY ISSUED ACCOUNTING STANDARDS
In May 2011, the FASB issued new accounting guidance on fair value measurement. The new guidance clarifies some existing concepts, eliminates wording differences between United States Generally Accepted Accounting Principles ("GAAP") and International Financing Reporting Standards ("IFRS"), and in some limited cases, changes some principles to achieve convergence between United States GAAP and IFRS. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between United States GAAP and IFRS. It also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. We adopted this guidance effective January 1, 2012. There was no impact of this adoption on our Consolidated Financial Statements.

In June 2011, the FASB issued new accounting guidance on presentation of comprehensive income. The new guidance requires an entity to present the total of comprehensive income, the components of net income, and annually present the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of shareholders' equity. We adopted this guidance in the first quarter of 2012.

In September 2011, the FASB issued new accounting guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. We adopted this guidance effective January 1, 2012. We did not adopt the option of performing a qualitative assessment and the application of the guidance to our annual impairment test had no impact on our Consolidated Financial Statements.

In December 2011, the FASB issued new accounting guidance on balance sheet offsetting. The new guidance requires an entity to disclose both gross information and net information about instruments and transactions eligible for offset in the statement of financial position. It also requires disclosures on instruments and transactions subject to an agreement similar to a master netting agreement. The guidance is effective for us in 2013. We are currently assessing the impact of the adoption of this guidance will have on our Consolidated Financial Statements.

In July 2012, the FASB issued new accounting guidance on testing indefinite-lived intangible assets other than goodwill for impairment. The revised guidance allows entities the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An entity electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is "more likely than not" that the asset is impaired. The guidance is effective for us in 2013. We do not expect the adoption of this guidance to have an impact on our Consolidated Financial Statements.

SUBSEQUENT EVENTS
We have evaluated events and transactions occurring after the balance sheet date through our filing date and noted no events that are subject to recognition or disclosure.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions
02.
Acquisitions

On April 16, 2012, we acquired Damilo Group ("Damilo"), a French firm specializing in IT design solutions, for total consideration, net of cash acquired, of €21.2 ($28.0). Goodwill arising from this transaction was €30.8 ($40.6). The related intangible assets were €6.3 ($8.0) and €5.8 ($7.6) as of April 16, 2012 and December 31, 2012, respectively. The assumed liabilities and acquired assets, net of goodwill, related intangible assets and cash arising from the transaction were €33.8 ($44.6) and €17.9 ($23.6), respectively.

On September 22, 2011, we acquired approximately 70% of the shares and voting rights of Proservia SA ("Proservia"),a provider of information technology and systems engineering solutions in France. We acquired the remaining shares and voting rights by the end of November 2011. The purchase price was €14.89 ($19.93) per share. The total consideration, net of cash acquired, was €21.6 ($29.4). Goodwill arising from this transaction was €20.7 ($27.7). The related intangible assets were €11.0 ($14.7), €10.8 ($14.0) and €9.4 ($12.4) as of September 22, 2011, December 31, 2011 and December 31, 2012, respectively.

In April 2010, we acquired COMSYS IT Partners, Inc. ("COMSYS"), a leading professional staffing firm in the United States, from its existing shareholders. The value of the consideration for each outstanding share of COMSYS common stock was approximately $17.65, for a total enterprise value of $427.0, including debt of $47.1, which we repaid upon closing. The consideration was approximately 50% ManpowerGroup common stock (3.2 million shares with a fair value of $188.5 upon closing) and approximately 50% cash (consideration of $191.4). In addition, we incurred approximately $10.8 of transaction costs associated with the acquisition during the year ended December 31, 2010, which have been classified in Selling and administrative expenses. Goodwill arising from this transaction was $278.0 as of December 31, 2012 and 2011. Intangible assets related to this transaction were $67.1 and $85.4 as of December 31, 2012 and 2011, respectively.

We allocated the consideration transferred to the net assets acquired using various methodologies to assess the fair value of the assets and liabilities acquired. For our intangible assets associated with customer relationships, we utilized the multi-period excess-earnings method, a form of the income approach. Some of the significant assumptions used in this valuation included: expected revenue growth rates, operating unit profit margins, capital charges representing 1.3% of revenues, and a 13% discount rate.

The following table summarizes the fair value of the assets acquired and liabilities assumed as of the acquisition date of April 5, 2010:

Cash and cash equivalents	$0.9
Accounts receivable, net	207.0
Prepaid expenses and other assets	2.1
Total current assets	210.0

Goodwill	281.6
Intangible assets	127.1
Other assets	50.5
Property and equipment	5.2
Total assets	$674.4

Accounts payable	$135.9
Employee compensation payable	40.8
Accrued liabilities	14.3
Total current liabilities	191.0

Other long-term liabilities	56.4
Total liabilities assumed	247.4
Net assets acquired	$427.0

Of the $427.0 of net acquired assets, $127.1 was assigned to customer relationships and will be amortized over 14 years, using an accelerating method. The remaining fair value of $281.6, which was not directly attributable to any specific assets or liabilities, was assigned to goodwill as part of the United States reporting unit. Of the goodwill assigned, $19.4 is deductible for tax purposes as of December 31, 2012.

The following unaudited pro forma information reflects the results of ManpowerGroup's operations for the year ended December 31, 2010 as if the COMSYS acquisition had been completed at the beginning of the period. Pro forma adjustments have been made to illustrate the incremental impact on earnings of amortization expense related to the acquired intangible assets, lost interest income that would have been earned on the cash proceeds used to acquire COMSYS and the tax impact of these respective items.

2010
Revenues from services
Pro forma	$19,036.1
As reported	$18,866.5

Net (loss) earnings
Pro forma	$(269.9)
As reported	$(263.6)

Net (loss) earnings per share — diluted
Pro forma	$(3.30)
As reported	$(3.26)

The unaudited pro forma information is provided for illustrative purposes only and does not represent what our Consolidated Statements of Operations would have been if the transaction had actually occurred as of January 1, 2010 and does not represent our expected future Consolidated Statements of Operations.

From time to time, we acquire and invest in companies throughout the world, including franchises. Excluding Damilo, Proservia and COMSYS, the total cash consideration paid for acquisitions, net of cash acquired, for the years ended December 31, 2012, 2011 and 2010 was $21.0, $19.6 and $32.3, respectively. Goodwill resulting from the remaining 2012 acquisitions was $5.6 as of December 31, 2012. No intangible asset resulted from the remaining 2012 acquisitions.

Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Plans [Abstract]
Share-Based Compensation Plans
03.
Share-Based Compensation Plans

We account for share-based payments according to the accounting guidance on share-based payments. During 2012, 2011 and 2010, we recognized approximately $30.0, $31.4 and $24.1, respectively, in share-based compensation expense related to stock options, deferred stock, restricted stock and performance share units, all of which is recorded in selling and administrative expenses. The total income tax benefit recognized related to share-based compensation during 2012, 2011 and 2010 was $2.4, $3.0 and $3.7, respectively. Consideration received from share-based awards for 2012, 2011 and 2010 was $6.0, $31.8 and $24.9, respectively. The excess income tax (deficit)/benefit recognized related to share-based compensation awards, which is recorded in capital in excess of par value, for 2012, 2011 and 2010 was approximately $(2.1), $3.1 and $3.7, respectively. We recognize compensation expense on grants of share-based compensation awards on a straight-line basis over the vesting period of each award.

STOCK OPTIONS
Until May 3, 2011, all share-based compensation was granted under the 2003 Equity Incentive Plan of Manpower Inc. ("2003 Plan"). Following this date, all share-based compensation has been granted under the 2011 Equity Incentive Plan of Manpower Inc. ("2011 Plan"). Options and stock appreciation rights are granted at a price not less than 100% of the fair market value of the common stock at the date of grant. Generally, options are granted with a ratable vesting period of up to four years and expire ten years from date of grant. No stock appreciation rights had been granted or were outstanding as of December 31, 2012 or 2011.

A summary of stock option activity is as follows:

	Shares (000)	Wtd. Avg. Exercise Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding, January 1, 2010	5,858	$46
Granted	897	53
Exercised	(682)	37		$14
Expired or cancelled	(133)	50
Outstanding, December 31, 2010	5,940	$48	6.2
Vested or expected to vest, December 31, 2010	5,877	$48	6.1
Exercisable, December 31, 2010	3,446	$49	4.7
Outstanding, January 1, 2011	5,940	$48
Granted	199	67
Exercised	(721)	39		$13
Expired or cancelled	(153)	49
Outstanding, December 31, 2011	5,265	$50	5.7	$7
Vested or expected to vest, December 31, 2011	5,235	$50	5.6
Exercisable, December 31, 2011	3,626	$51	4.8	$4
Outstanding, January 1, 2012	5,265	$50
Granted	302	45
Exercised	(116)	34		$1
Expired or cancelled	(107)	51
Outstanding, December 31, 2012	5,344	$50	5.0	$14
Vested or expected to vest, December 31, 2012	5,326	$50	4.9
Exercisable, December 31, 2012	4,210	$51	4.3	$11

Options outstanding and exercisable as of December 31, 2012 are as follows:

		Options Outstanding		Options Exercisable
Exercise Price	Shares (000)	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares (000)	Weighted- Average Exercise Price
$27–$34	1,211	5.4	$31	918	$31
$35–$44	1,073	3.9	44	775	44
$45–$55	1,522	5.2	53	1,127	53
$56–$93	1,538	5.0	66	1,390	66
	5,344	5.0	$50	4,210	$51

We have recognized expense of $9.4, $12.1 and $14.3 related to stock options for the years ended December 31, 2012, 2011 and 2010, respectively. The total fair value of options vested during the same periods was $11.4, $14.3 and $12.7, respectively. As of December 31, 2012, total unrecognized compensation cost was approximately $10.5, net of estimated forfeitures, which we expect to recognize over a weighted-average period of approximately 1.5 years.

We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2012	2011	2010
Average risk-free interest rate	1.1%	2.6%	2.6%
Expected dividend yield	1.8%	1.1%	1.4%
Expected volatility	44.0%	41.0%	41.0%
Expected term (years)	5.9	5.9	5.4

The average risk-free interest rate is based on the five-year United States Treasury security rate in effect as of the grant date. The expected dividend yield is based on the expected annual dividend as a percentage of the market value of our common stock as of the grant date. We determined expected volatility using a weighted average of daily historical volatility (weighted 75%) of our stock price over the past five years and implied volatility (weighted 25%) based upon exchange traded options for our common stock. We believe that a blend of historical volatility and implied volatility better reflects future market conditions and better indicates expected volatility than considering purely historical volatility. We determined the expected term of the stock options using historical data. The weighted-average grant-date fair value per option granted during the year was $15.88, $25.21 and $19.26 in 2012, 2011 and 2010, respectively.

DEFERRED STOCK
Our non-employee directors may elect to receive deferred stock in lieu of part or all of their annual cash retainer otherwise payable to them. The number of shares of deferred stock is determined pursuant to a formula set forth in the terms and conditions adopted under the 2003 Plan and subsequently under the 2011 Plan and the deferred stock is settled in shares of common stock according to these terms and conditions. As of December 31, 2012, 2011 and 2010, there were 28,400, 23,566 and 18,403, respectively, shares of deferred stock awarded under this arrangement, all of which are vested.

Non-employee directors also receive an annual grant of deferred stock (or restricted stock, if they so elect) as additional compensation for board service. The award vests in one year in equal quarterly installments and the vested portion of the deferred stock is settled in shares of common stock either upon a director's termination of service or three years after the date of grant (which may in most cases be extended at the directors' election) in accordance with the terms and conditions under the 2003 Plan and the 2011 Plan. As of December 31, 2012, 2011 and 2010, there were 14,685, 8,732 and 4,448, respectively, shares of deferred stock and 20,559, 9,978 and 13,341, respectively, shares of restricted stock granted under this arrangement, all of which are vested. We recognized expense of $0.8, $0.8 and $0.3 related to deferred stock in 2012, 2011 and 2010, respectively.

RESTRICTED STOCK
We grant restricted stock and restricted stock unit awards to certain employees and to non-employee directors who may elect to receive restricted stock rather than deferred stock as described above. Restrictions lapse over periods ranging up to six years, and in some cases upon retirement. We value restricted stock awards at the closing market value of our common stock on the date of grant.

A summary of restricted stock activity is as follows:

	Shares (000)	Wtd. Avg. Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Unvested, January 1, 2010	369	$43	1.6
Granted	21	56
Vested	(86)	41
Forfeited	(9)	31
Unvested, December 31, 2010	295	$45	0.9
Granted	264	$67
Vested	(143)	46
Forfeited	(7)	52
Unvested, December 31, 2011	409	$59	1.8
Granted	309	$44
Vested	(124)	40
Forfeited	(5)	67
Unvested, December 31, 2012	589	$55	1.7	$25

During 2012, 2011 and 2010, we recognized $10.0, $7.0 and $4.4, respectively, of expense related to restricted stock awards. As of December 31, 2012, there was approximately $14.0 of total unrecognized compensation cost related to unvested restricted stock, which we expect to recognize over a weighted-average period of approximately 1.9 years.

PERFORMANCE SHARE UNITS
Our 2003 Plan and our 2011 Plan allow us to grant performance share units. We grant performance share units with a performance period ranging from one to three years. Vesting of units occurs at the end of the performance period or after a subsequent holding period, except in the case of termination of employment where the units are forfeited immediately. Upon retirement, a prorated number of units vest depending on the period worked from the grant date to retirement date. In the case of death or disability, the units immediately vest at the Target Award level if the death or disability date is during the performance period, or at the level determined by the performance criteria met during the performance period if the death or disability occurs during the subsequent holding period. The units are settled in shares of our common stock. A payout multiple is applied to the units awarded based on the performance criteria determined by the Executive Compensation and Human Resources Committee of the Board of Directors at the time of grant.

In the event the performance criteria exceed the target performance level, an additional number of shares, up to the Outstanding Award level, may be granted. In the event the performance criteria falls below the target performance level, a reduced number of shares, as low as the Threshold Award level, may be granted. If the performance criteria falls below the threshold performance level, no shares will be granted.

A summary of the performance share units detail by grant year is as follows:

	2010	2011	February 2012	July 2012
Grant Date	February 18, 2010	February 16, 2011	February 15, 2012	July 1, 2012
Performance Period (Years)	2010–2011	2011	2012	2012–2014
Vesting Date(s)	100% on	50% on	50% on	50% on
	December 31, 2011	December 31, 2012 and 2013	December 31, 2013 and 2014	December 31, 2015 and 2016
Payout Levels (in units):
Threshold Award	53,621	63,655	88,907	68,056
Target Award	107,242	127,310	177,814	136,112
Outstanding Award	214,484	254,620	355,628	272,224
Units Forfeited in 2012 (at Target Award level)	2,500	5,668	19,137	18,824
Shares Issued in 2012	196,125	106,394	—	—
Shares Subject to Holding Period as of December 31, 2012	—	94,756	170,701	—
% of the Target Performance Level based on the Average Operating Profit Margin over the Performance Period	183%	158%	96%	N/A

We recognize and adjust compensation expense based on the likelihood of the performance criteria specified in the award being achieved. The compensation expense is recognized over the performance and holding periods and is recorded in selling and administrative expenses. We have recognized total compensation expense of $9.6, $11.3 and $5.3 in 2012, 2011 and 2010, respectively, related to the performance share units.

OTHER STOCK PLANS
Under the 1990 Employee Stock Purchase Plan, designated employees meeting certain service requirements may purchase shares of our common stock through payroll deductions. These shares may be purchased at their fair market value on a monthly basis. The current plan is non-compensatory according to the accounting guidance on share-based payments.

We also maintain the Savings Related Share Option Scheme for United Kingdom employees with at least one year of service. The employees are offered the opportunity to obtain an option for a specified number of shares of common stock at not less than 85% of its market value on the day prior to the offer to participate in the plan. Options vest after either three, five or seven years, but may lapse earlier. Funds used to purchase the shares are accumulated through specified payroll deductions over a 60-month period. We recognized $0.2 of expense for shares purchased under the plan in 2012 and 2011, and a benefit of $0.2 in 2010 due to forfeitures.

Net Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Net Earnings (Loss) Per Share [Abstract]
Net Earnings (Loss) Per Share
04.
Net Earnings (Loss) Per Share

The calculation of net earnings (loss) per share — basic was as follows:

Year Ended December 31	2012	2011	2010
Net earnings (loss) available to common shareholders	$197.6	$251.6	$(263.6)
Weighted-average common shares outstanding (in millions)	79.5	81.6	81.0
Total	$2.49	$3.08	$(3.26)

The calculation of net earnings (loss) per share — diluted was as follows:

Year Ended December 31	2012	2011	2010
Net earnings (loss) available to common shareholders	$197.6	$251.6	$(263.6)
Weighted-average common shares outstanding (in millions)	79.5	81.6	81.0
Effect of dilutive securities — stock options (in millions)	0.3	0.7	—
Effect of other share-based awards (in millions)	0.3	0.5	—
	80.1	82.8	81.0
Total	$2.47	$3.04	$(3.26)

There were 4.3 million and 3.1 million share-based awards excluded from the calculation of net earnings per share — diluted for the year ended December 31, 2012 and 2011, respectively, as the exercise prices for these awards were greater than the average market price of the common shares during the period. Due to the net loss for the year ended December 31, 2010, the assumed exercise of share-based awards had an antidilutive effect and therefore was not included in the calculation of net loss per share — diluted. The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2012	2011	2010
Shares (in thousands)	4,257	3,074	6,583
Exercise price ranges	$40–$93	$52–$93	$11–$93
Weighted-average remaining life	4.8 years	6.3 years	5.8 years

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
05.
Income Taxes

The provision for income taxes was as follows:

Year Ended December 31	2012	2011	2010
Current
United States
Federal	$17.5	$24.2	$37.4
State	9.6	2.8	3.2
Non-United States	155.3	176.5	126.3
Total current	182.4	203.5	166.9
Deferred
United States
Federal	(20.4)	(2.3)	(81.1)
State	0.5	3.3	(2.9)
Non-United States	8.3	23.8	15.5
Total deferred	(11.6)	24.8	(68.5)
Total provision	$170.8	$228.3	$98.4

A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2012	2011	2010
Income tax based on statutory rate	$128.9	$168.0	$(57.8)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	6.7	5.2	(0.6)
Non-United States tax rate difference	40.8	40.6	38.7
Repatriation of non-United States earnings	(16.9)	11.1	(4.8)
Change in valuation reserve	4.7	(3.3)	11.7
Non-deductible goodwill impairment charge	—	—	109.1
Other, net	6.6	6.7	2.1
Tax provision	$170.8	$228.3	$98.4

Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

Year Ended December 31	2012	2011
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$11.8	$10.7
Employee compensation payable	20.3	26.8
Pension and postretirement benefits	(3.0)	(5.6)
Other	32.5	22.0
Valuation allowance	(4.9)	(2.9)
	56.7	51.0
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	19.9	22.5
Pension and postretirement benefits	58.7	55.0
Intangible assets	(118.1)	(126.4)
Net operating losses	149.0	144.9
Other	82.7	103.5
Valuation allowance	(126.2)	(116.3)
	66.0	83.2
Total future tax benefits	$122.7	$134.2
Current tax asset	$60.6	$52.4
Current tax liability	(3.9)	(1.4)
Noncurrent tax asset	84.4	102.7
Noncurrent tax liability	(18.4)	(19.5)
Total future tax benefits	$122.7	$134.2

The current tax liability is recorded in accrued liabilities, the noncurrent tax asset is recorded in other assets and the noncurrent tax liability is recorded in other long-term liabilities in the Consolidated Balance Sheets.

We have United States Federal and non-United States net operating loss carryforwards and United States state net operating loss carryforwards totaling $483.4 and $310.9, respectively, as of December 31, 2012. The net operating loss carryforwards expire as follows:

	United States Federal and Non-United States	United States — State
2013	$1.9	$2.0
2014	7.0	7.6
2015	7.1	4.1
2016	10.5	2.9
2017	5.6	6.2
Thereafter	134.7	288.1
No expirations	316.6	—
Total net operating loss carryforwards	$483.4	$310.9

We have recorded a deferred tax asset of $149.0 as of December 31, 2012, for the benefit of these net operating losses. Realization of this asset is dependent on generating sufficient taxable income prior to the expiration of the loss carryforwards. A related valuation allowance of $118.1 has been recorded as of December 31, 2012, as management believes that realization of certain net operating loss carryforwards is unlikely.

Pretax income of non-United States operations was $234.6, $395.5 and $191.1 in 2012, 2011 and 2010, respectively. We have not provided United States income taxes and non-United States withholding taxes on $594.8 of unremitted earnings of non-United States subsidiaries that are considered to be reinvested indefinitely. Deferred taxes are provided on $341.1 of unremitted earnings of non-United States subsidiaries that may be remitted to the United States. As of December 31, 2012 and 2011, we have recorded a deferred tax liability of $15.7 and $22.0, respectively, related to these non-United States earnings that may be remitted.

As of December 31, 2012, we have gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $28.5. We have related tax benefits of $2.5, and the net amount of $26.0 would favorably affect the effective tax rate if recognized. We do not expect our unrecognized tax benefits to change significantly over the next 12 months.

As of December 31, 2011, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $27.0. We had related tax benefits of $3.6 for a net amount of $23.4.

We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. We accrued net interest and penalties of $0.1 and $0.6 during 2012 and 2011, respectively. In 2010, we had a net benefit of $1.3 due to a $1.8 benefit from statute expirations.

The following table summarizes the activity related to our unrecognized tax benefits during 2012, 2011 and 2010:

	2012	2011	2010
Gross unrecognized tax benefits, beginning of year	$25.0	$25.0	$41.7
Increases in prior year tax positions	5.8	0.9	3.0
Decreases in prior year tax positions	(0.8)	(1.5)	(2.0)
Increases for current year tax positions	3.1	2.5	—
Expiration of statute of limitations and audit settlements	(6.7)	(1.9)	(17.7)
Gross unrecognized tax benefits, end of year	$26.4	$25.0	$25.0
Potential interest and penalties	2.1	2.0	1.4
Balance, end of year	$28.5	$27.0	$26.4

We conduct business globally in 80 countries and territories. We are routinely audited by the tax authorities of the various tax jurisdictions in which we operate. Generally, the tax years that could be subject to examination are 2009 through 2011 for our major operations in Germany, Italy, France, Japan, United States and United Kingdom. During 2012, we closed the United States tax examination for our 2008 and 2009 tax years and as of December 31, 2012, we are subject to tax audits in France, Germany, Denmark, Austria, Italy, Spain and Norway. We believe that the resolution of these audits will not have a material impact on earnings.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
06.
Goodwill

Changes in the carrying value of goodwill by reportable segment and Corporate were as follows:

	Americas	(1)	Southern Europe	(2)	Northern Europe	APME	Right Management	Corporate	(3),(4)	Total	(4)
Balance, January 1, 2011	$465.5		$33.1		$265.1	$64.9	$60.6	$64.9		$954.1
Goodwill acquired	—		26.8		—	13.0	—	—		39.8
Currency impact and other	(3.7)		(0.4)		(4.4)	(0.4)	(0.3)	—		(9.2)
Balance, December 31, 2011	461.8		59.5		260.7	77.5	60.3	64.9		984.7
Goodwill acquired	4.8		41.4		—	—	—	—		46.2
Currency impact and other	0.5		2.4		10.0	(4.3)	1.8	—		10.4
Balance, December 31, 2012	$467.1		$103.3		$270.7	$73.2	$62.1	$64.9		$1,041.3

(1)	Balances related to United States were $451.7, $448.3 and $448.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.

(2)
Balances related to France were $15.8, $42.1 and $83.8 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively. Balances related to Italy were $4.6, $5.4 and $5.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.

(3)
The majority of the Corporate balance as of December 31, 2012 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.

(4)	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.

Goodwill balances by reporting unit were as follows:

December 31	December 31, 2012	January 1, 2012
United States	$504.0	$503.8
France	83.8	42.1
Netherlands (Vitae)	80.7	79.3
Right Management	62.1	60.3
Other reporting units(1)	310.7	299.2
Total goodwill	$1,041.3	$984.7

(1)	Elan reporting unit, which carried $123.8 of goodwill as of December 31, 2011, was integrated into other reporting units within our Northern Europe reportable segment as of January 1, 2012.

Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt
07.
Debt

Information concerning short-term borrowings is as follows:

December 31	2012	2011
Short-term borrowings	$43.3	$42.4
Weighted-average interest rates	9.1%	11.9%

We maintain separate bank credit lines with financial institutions to meet working capital needs of our subsidiary operations. As of December 31, 2012, such uncommitted credit lines totaled $379.4, of which $334.8 was unused. Due to limitations on subsidiary borrowings in our revolving credit agreement, additional subsidiary borrowings of $255.4 could be made under these facilities as of December 31, 2012.

A summary of long-term debt is as follows:

December 31	2012	2011
Euro-denominated notes:
€350 due June 2018	$461.7	$—
€200 due June 2013	263.8	258.9
€300 due June 2012	—	388.7
Other	1.3	10.2
	726.8	657.8
Less — current maturities	264.7	391.8
Long-term debt	$462.1	$266.0

EURO NOTES
On June 22, 2012, we offered and sold €350.0 aggregate principal amount of the Company's 4.50% notes due June 22, 2018 (the "€350.0 Notes"). The net proceeds from the €350.0 Notes of €348.7 were used to repay borrowings under our $800.0 revolving credit facility that were drawn in May to repay our €300.0 notes that matured on June 1, 2012 and for general corporate purposes. The €350.0 Notes were issued at a price of 99.974% to yield an effective interest rate of 4.505%. Interest on the €350.0 Notes is payable in arrears on June 22 of each year.

We also have €200.0 aggregate principal amount of 4.75% notes due June 14, 2013 (the "€200.0 Notes"). The €200.0 Notes were issued at a price of 99.349% to yield an effective interest rate of 4.862%. The discount of €1.3 ($1.6) is being amortized to interest expense over the term of the €200.0 Notes. Interest on the €200.0 Notes is payable in arrears on June 14 of each year.

Both the €350.0 Notes and €200.0 Notes are unsecured senior obligations and rank equally with all of our existing and future senior unsecured debt and other liabilities. We may redeem these notes, in whole but not in part, at our option at any time for a redemption price determined in accordance with the term of the notes. These notes also contain certain customary non-financial restrictive covenants and events of default.

The €350.0 Notes, €200.0 Notes and other euro-denominated borrowings have been designated as a hedge of our net investment in subsidiaries with a euro functional currency. Since our net investment in these subsidiaries exceeds the respective amount of the designated borrowings, translation gains or losses related to these borrowings are included as a component of accumulated other comprehensive income.

REVOLVING CREDIT AGREEMENT
On October 5, 2011, we entered into a $800.0 Five-Year Credit Agreement (the "Agreement") with a syndicate of commercial banks. This Agreement replaced our previous $400.0 revolving credit facility. The Agreement allows for borrowing in various currencies and up to $150.0 may be used for the issuance of stand-by letters of credit. The Agreement terminates in October 2016. Outstanding letters of credit issued under the Agreement totaled $0.9 and $1.6 as of December 31, 2012 and 2011, respectively. Additional borrowings of $799.1 and $798.4 were available to us under the Agreement as of December 31, 2012 and 2011, respectively.

Under the Agreement, a credit ratings-based pricing grid determines the facility fee and the credit spread that we add to the applicable interbank borrowing rate on all borrowings. At our current credit rating, the annual facility fee is 22.5 bps paid on the entire $800.0 facility and the credit spread is 127.5 bps on any borrowings. Any downgrades from the credit agencies would unfavorably impact our facility fees and result in additional costs ranging from approximately $0.2 to $0.4 annually. We had no borrowings under this Agreement as of both December 31, 2012 and 2011.

The Agreement contains customary restrictive covenants pertaining to our management and operations, including limitations on the amount of subsidiary debt that we may incur and limitations on our ability to pledge assets, as well as financial covenants, including covenants requiring, among other things, that we comply with a leverage ratio (net Debt-to-EBITDA) of not greater than 3.5 to 1 and a fixed charge coverage ratio of not less than 1.5 to 1. The Agreement also contains customary events of default, including, among others, payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy or involuntary proceedings, certain monetary and non-monetary judgments, change of control and customary ERISA defaults.

As defined in the Agreement, we had a net Debt-to-EBITDA ratio of 0.97 to 1 (compared to the maximum allowable ratio of 3.5 to 1) and a Fixed Charge Coverage ratio of 2.84 to 1 (compared to the minimum required ratio of 1.5 to 1) as of December 31, 2012.

DEBT MATURITIES
The maturities of long-term debt payable within each of the four years subsequent to December 31, 2013 are as follows: 2014 — $0.4, 2015 through 2017 — none.

Retirement and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2012
Retirement and Deferred Compensation Plans [Abstract]
Retirement And Deferred Compensation Plans
08.
Retirement and Deferred Compensation Plans

DEFINED BENEFIT PLANS
We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets and the funded status of the plans are as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2012	2011	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of year	$57.5	$56.2	$264.7	$244.8
Service cost	—	—	10.4	9.9
Interest cost	2.6	2.8	12.5	12.7
Curtailments	—	—	—	(1.9)
Transfers	—	—	(0.1)	(0.5)
Actuarial loss	6.0	3.1	20.4	9.4
Plan participant contributions	—	—	2.2	2.4
Benefits paid	(4.2)	(4.6)	(5.6)	(6.6)
Currency exchange rate changes	—	—	10.7	(5.5)
Benefit obligation, end of year	$61.9	$57.5	$315.2	$264.7

	United States Plans		Non-United States Plans
Year Ended December 31	2012	2011	2012	2011
Change in Plan Assets
Fair value of plan assets, beginning of year	$34.7	$36.4	$250.4	$226.1
Actual return on plan assets	2.8	(0.4)	21.2	17.4
Curtailments	—	—	—	(1.1)
Transfers	—	—	—	(1.1)
Plan participant contributions	—	—	2.2	2.4
Company contributions	2.7	3.3	17.7	18.3
Benefits paid	(4.2)	(4.6)	(5.6)	(6.6)
Currency exchange rate changes	—	—	10.5	(5.0)
Fair value of plan assets, end of year	$36.0	$34.7	$296.4	$250.4
Funded Status at End of Year
Funded status, end of year	$(25.9)	$(22.8)	$(18.8)	$(14.3)
Amounts Recognized
Noncurrent assets	$11.6	$12.2	$31.4	$29.0
Current liabilities	(2.9)	(2.8)	(0.3)	(0.2)
Noncurrent liabilities	(34.6)	(32.2)	(49.9)	(43.1)
Net amount recognized	$(25.9)	$(22.8)	$(18.8)	$(14.3)

Amounts recognized in accumulated other comprehensive income, net of tax, consist of:

	United States Plans		Non-United States Plans
December 31	2012	2011	2012	2011
Net loss	$15.8	$12.8	$14.8	$7.0
Prior service cost	0.1	0.2	6.3	6.5
Total	$15.9	$13.0	$21.1	$13.5

The accumulated benefit obligation for our plans that have plan assets was $272.8 and $233.2 as of December 31, 2012 and 2011, respectively. The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2012	2011
Accumulated benefit obligation	$9.2	$6.3
Plan assets	8.5	6.2

The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2012	2011
Projected benefit obligation	$16.7	$41.7
Plan assets	12.4	35.8

In 2012, one of our plans saw an improvement in its funded status and its projected benefit obligation no longer exceeded its plan assets as of December 31, 2012. As a result, this plan was included in the amounts disclosed above for 2011 but not for 2012.

By their nature, certain of our plans do not have plan assets. The accumulated benefit obligation for these plans was $70.0 and $61.3 as of December 31, 2012 and 2011, respectively.

The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for all plans were as follows:

Year Ended December 31	2012	2011	2010
Service cost	$10.4	$9.9	$8.6
Interest cost	15.1	15.5	14.5
Expected return on assets	(14.7)	(15.2)	(13.4)
Curtailment and settlement	—	(1.0)	—
Net loss (gain)	1.1	(0.2)	(1.2)
Prior service cost	0.7	0.7	0.7
Net periodic benefit cost	12.6	9.7	9.2
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss	15.4	11.6	8.5
Amortization of net (loss) gain	(1.1)	0.2	1.2
Amortization of prior service cost	(0.7)	(0.7)	(0.7)
Total recognized in other comprehensive loss	13.6	11.1	9.0
Total recognized in net periodic benefit cost and other comprehensive loss	$26.2	$20.8	$18.2

Effective January 1, 2013, we amended a defined benefit plan in the Netherlands. The defined benefit plan was frozen, and the participants were transitioned to a defined contribution plan. The curtailment gain arising from this plan amendment is expected to be $2.3 and will be recorded in 2013.

Effective July 1, 2011, we completed a voluntary transition of our Norwegian employees from defined pension plans to defined contribution plans, resulting in a curtailment and settlement gain of $1.0.

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2013 are $3.4 and $0.5, respectively.

The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2012	2011	2012	2011
Discount rate	3.7%	4.6%	4.2%	4.7%
Rate of compensation increase	3.0%	3.0%	3.6%	4.0%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	United States Plans			Non-United States Plans
Year Ended December 31	2012	2011	2010	2012	2011	2010
Discount rate	4.6%	5.1%	5.7%	4.7%	5.1%	5.5%
Expected long-term return on plan assets	6.3%	7.0%	7.3%	4.7%	5.3%	5.5%
Rate of compensation increase	3.0%	4.0%	4.0%	4.0%	4.3%	4.5%

We determine our assumption for the discount rate to be used for purposes of computing annual service and interest costs based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the end of each fiscal year.

Our overall expected long-term rate of return on United States plan assets is 6.3%, while our overall expected long-term rate of return on our non-United States plans varies by country and ranges from 3.5% to 5.0%. For a majority of our plans, a building block approach has been employed to establish this return. Historical markets are studied and long-term historical relationships between equity securities and fixed income instruments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over time. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established with proper consideration of diversification and rebalancing. We also use guaranteed insurance contracts for five of our foreign plans. Peer data and historical returns are reviewed to check for reasonableness and appropriateness of our expected rate of return.

Projected salary levels utilized in the determination of the projected benefit obligation for the pension plans are based upon historical experience and the future expectations for each respective country.

Our plans' investment policies are to optimize the long-term return on plan assets at an acceptable level of risk and to maintain careful control of the risk level within each asset class. Our long-term objective is to minimize plan expenses and contributions by outperforming plan liabilities. We have historically used a balanced portfolio strategy based primarily on a target allocation of equity securities and fixed-income instruments, which vary by location. These target allocations, which are similar to the 2012 allocations, are determined based on the favorable risk tolerance characteristics of the plan and, at times, may be adjusted within a specified range to advance our overall objective.

The fair value of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets. The fair value of our pension plan assets by asset category was as follows:

	United States Plans					Non-United States Plans
	Fair Value Measurements Using					Fair Value Measurements Using
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$—	$—	$2.6	$2.6	$—	$—
Equity securities:
United States companies	16.1	16.1	—	—	—	—	—	—
International companies	—	—	—	—	72.8	72.8	—	—
Fixed income securities:
Government bonds(2)	18.1	—	18.1	—	—	—	—	—
Guaranteed insurance contracts	—	—	—	—	112.9	—	112.9	—
Other types of investments:
Unitized funds(3)	—	—	—	—	101.3	101.3	—	—
Real estate funds	—	—	—	—	6.8	—	6.8	—
	$36.0	$17.9	$18.1	$—	$296.4	$176.7	$119.7	$—
(1) This category includes a prime obligations money market portfolio.
(2) This category includes United States Treasury/Federal agency securities and foreign government securities.
(3) This category includes investments in approximately 80% fixed income securities and 20% equity.

	United States Plans					Non-United States Plans
	Fair Value Measurements Using					Fair Value Measurements Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$—	$—	$1.5	$1.5	$—	$—
Equity securities:
United States companies	15.4	15.4	—	—	—	—	—	—
International companies	—	—	—	—	57.9	57.9	—	—
Fixed income securities:
Government bonds(2)	17.5	—	17.5	—	—	—	—	—
Corporate bonds	—	—	—	—	59.4	—	59.4	—
Guaranteed insurance contracts	—	—	—	—	38.4	—	38.4	—
Other types of investments:
Unitized funds(3)	—	—	—	—	87.9	87.9	—	—
Real estate funds	—	—	—	—	5.3	—	5.3	—
	$34.7	$17.2	$17.5	$—	$250.4	$147.3	$103.1	$—

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes United States Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.

RETIREE HEALTH CARE PLAN
We provide medical and dental benefits to certain eligible retired employees in the United States. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan's benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of year	$28.5	$25.5
Service cost	0.1	0.1
Interest cost	1.3	1.3
Actuarial loss	3.2	3.3
Benefits paid	(1.9)	(1.9)
Plan participant contributions	0.2	0.1
Retiree drug subsidy reimbursement	0.1	0.1
Benefit obligation, end of year	$31.5	$28.5
Funded Status at End of Year
Funded status, end of year	$(31.5)	$(28.5)
Amounts Recognized
Current liabilities	$(1.8)	$(1.6)
Noncurrent liabilities	(29.7)	(26.9)
Net amount recognized	$(31.5)	$(28.5)

The amount recognized in accumulated other comprehensive income, net of tax, consisted of a net loss of $2.7 and $0.7 in 2012 and 2011, respectively.

The discount rate used in the measurement of the benefit obligation was 3.9% and 4.8% in 2012 and 2011, respectively. The discount rate used in the measurement of net periodic benefit cost was 4.8%, 5.3% and 5.7% in 2012, 2011 and 2010, respectively. The components of net periodic benefit cost for this plan were as follows:

Year Ended December 31	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$0.1	$0.1	$0.1
Interest cost	1.3	1.3	1.4
Net gain	—	—	(0.1)
Net periodic benefit cost	1.4	1.4	1.4
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss	3.2	3.3	1.1
Amortization of net gain	—	—	0.1
Total recognized in other comprehensive loss	3.2	3.3	1.2
Total recognized in net periodic benefit cost and other comprehensive loss	$4.6	$4.7	$2.6

The estimated net loss for the retiree health care plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2013 is $0.3.

The health care cost trend rate was assumed to remain flat at 7.5% through 2013, then grading to an ultimate rate of 5.0% in 2020. Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$0.2	$(0.2)
Effect on benefit obligation	4.1	(3.5)

FUTURE CONTRIBUTIONS AND PAYMENTS
During 2013, we plan to contribute $18.0 to our pension plans and to fund our retiree health care payments as incurred. Projected benefit payments from the plans as of December 31, 2012 were estimated as follows:

Year	Pension Plans	Retiree Health Care Plan
2013	$11.3	$1.6
2014	11.9	1.6
2015	12.3	1.6
2016	13.0	1.6
2017	14.3	1.6
2018–2022	81.8	8.3
Total projected benefit payments	$144.6	$16.3

DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION PLANS
We have defined contribution plans covering substantially all permanent United States employees and various other employees throughout the world. Employees may elect to contribute a portion of their salary to the plans and we match a portion of their contributions up to a maximum percentage of the employee's salary. In addition, profit sharing contributions are made if a targeted earnings level is reached. The total expense for our match and any profit sharing contributions was $21.5, $24.6 and $23.7 for the years ended December 31, 2012, 2011 and 2010, respectively.

We also have deferred compensation plans in the United States. One of the plans had an asset and liability of $55.5 and $41.3 as of December 31, 2012 and 2011, respectively.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
09.
Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income, net of tax, were as follows:

Year Ended December 31	2012	2011
Foreign currency translation	$186.8	$186.6
Translation loss on net investment hedge, net of income taxes of $(31.3) and $(26.5), respectively	(51.1)	(43.2)
Translation loss on long-term intercompany loans	(73.4)	(89.1)
Unrealized gain on investments, net of income taxes of $3.9 and $2.8, respectively	11.8	8.2
Defined benefit pension plans, net of income taxes of $(22.6) and $(19.5), respectively	(37.0)	(26.5)
Retiree health care plan, net of income taxes of $(1.7) and $(0.5), respectively	(2.7)	(0.7)
Accumulated other comprehensive income	$34.4	$35.3

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
10.
Leases

We lease property and equipment primarily under operating leases. Renewal options exist for substantially all leases. Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2012:

Year
2013	$210.3
2014	160.4
2015	119.0
2016	87.1
2017	66.8
Thereafter	154.6
Total minimum lease payments	$798.2

Rental expense for all operating leases was $245.1, $254.3 and $248.8 for the years ended December 31, 2012, 2011 and 2010, respectively.

Interest and Other Expenses	12 Months Ended
Dec. 31, 2012
Interest and Other Expenses [Abstract]
Interest and Other Expenses
11.
Interest and Other Expenses

Interest and other expenses consisted of the following:

Year Ended December 31	2012	2011	2010
Interest expense	$41.8	$42.8	$43.7
Interest income	(6.6)	(7.3)	(6.2)
Foreign exchange losses	0.9	2.8	3.3
Miscellaneous expenses, net	7.2	6.0	2.4
Interest and other expenses	$43.3	$44.3	$43.2

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
12.
Derivative Financial Instruments

We are exposed to various risks relating to our ongoing business operations. The primary risks, which are managed through the use of derivative instruments, are foreign currency exchange rate risk and interest rate risk. In certain circumstances, we enter into foreign currency forward exchange contracts ("forward contracts") to reduce the effects of fluctuating foreign currency exchange rates on our cash flows denominated in foreign currencies. Our exposure to market risk for changes in interest rates relates primarily to our long-term debt obligations. We manage interest rate risk through the use of a combination of fixed and variable rate borrowings. In the past, we have also used interest rate swap agreements, however, we have not had any such agreements in 2012, 2011 or 2010. In accordance with the current accounting guidance for derivative instruments and hedging activities, we record all of our derivative instruments as either an asset or liability measured at their fair values.

FOREIGN CURRENCY EXCHANGE RATE RISK MANAGEMENT
The €350.0 ($461.7) Notes and the €200.0 ($263.8) Notes were designated as economic hedges of our net investment in our foreign subsidiaries with a euro functional currency as of December 31, 2012.

For derivatives designated as an economic hedge of the foreign currency exposure of a net investment in a foreign subsidiary, the gain or loss associated with foreign currency translation is recorded as a component of accumulated other comprehensive income, net of taxes. As of December 31, 2012, we had a $51.1 unrealized loss included in accumulated other comprehensive income, net of taxes, as the net investment hedge was deemed effective.

Our forward contracts are not designated as hedges. Consequently, any gain or loss resulting from the change in fair value is recognized in the current period earnings. These gains or losses are offset by the exposure related to receivables and payables with our foreign subsidiaries and to interest due on our euro-denominated notes, which is paid annually in June. We recorded a gain of $0.8 associated with our forward contracts in interest and other expenses for the year ended December 31, 2012, offsetting the losses recorded for the items noted above.

The fair value measurements of these items recorded in our Consolidated Balance Sheets as of December 31, 2012 and 2011 are disclosed in Note 1 to the Consolidated Financial Statements.

Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
Contingencies
13.
Contingencies

LITIGATION
In the normal course of business, the Company is named as defendant in various legal proceedings in which claims are asserted against the Company. We record reserves for loss contingencies based on the circumstances of each claim, when it is probable that a loss has been incurred as of the balance sheet date and can be reasonably estimated. Although the outcome of litigation cannot be predicted with certainty, we believe the ultimate resolution of these legal proceedings will not have a material effect on our business or financial condition.

In June 2012, we recorded legal costs of $10.0 in the United States for various legal matters, the majority of which was related to our entry into a settlement agreement in connection with a purported class action lawsuit involving allegations regarding our vacation pay policies in Illinois. Under the settlement agreement, we agreed to pay $8.0 plus certain related taxes and administrative fees. We maintain that our vacation pay policies were appropriate and we admit no liability or wrongdoing, but we believe that settlement is in our best interest to avoid the costs and disruption of ongoing litigation.

GUARANTEES
We have entered into certain guarantee contracts and stand-by letters of credit that total $166.8 ($128.9 for guarantees and $37.9 for stand-by letters of credit) as of December 31, 2012. The guarantees primarily relate to operating leases and indebtedness. The stand-by letters of credit relate to insurance requirements and debt facilities. If certain conditions were met under these arrangements, we would be required to satisfy our obligation in cash. Due to the nature of these arrangements and our historical experience, we do not expect to make any significant payments under these arrangements.

Segment Data	12 Months Ended
Dec. 31, 2012
Segment Data [Abstract]
Segment Data
14.
Segment Data

We are organized and managed primarily on a geographic basis, with Right Management currently operating as a separate global business unit. Each country and business unit generally has its own distinct operations and management team, providing services under our global brands, and maintains its own financial reports. We have an executive sponsor for each global brand who is responsible for ensuring the integrity and consistency of delivery locally. We develop and implement global workforce solutions for our clients that deliver the outcomes that help them achieve their business strategy. Each operation reports directly or indirectly through a regional manager to a member of executive management. Given this reporting structure, all of our operations have been segregated into the following reporting segments: Americas, which includes United States and Other Americas; Southern Europe, which includes France, Italy and Other Southern Europe; Northern Europe; APME; and Right Management.

The Americas, Southern Europe, Northern Europe and APME segments derive a significant majority of their revenues from the placement of contingent workers. The remaining revenues within these segments are derived from other workforce solutions and services, including recruitment and assessment, training and development, and ManpowerGroup Solutions. ManpowerGroup Solutions includes Talent Based Outsourcing (TBO), TAPFIN - Managed Service Provider (MSP), Recruitment Process Outsourcing (RPO), Borderless Talent Solutions (BTS) and Strategic Workforce Consulting (SWC). The Right Management segment revenues are derived from career management and workforce consulting services. Segment revenues represent sales to external clients. Due to the nature of our business, we generally do not have export sales. We provide services to a wide variety of clients, none of which individually comprise a significant portion of revenues for us as a whole.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on operating unit profit, which is equal to segment revenues less direct costs and branch and national headquarters operating costs. This profit measure does not include goodwill and intangible asset impairment charges or amortization of intangible assets related to acquisitions, interest and other income and expense amounts or income taxes.

Total assets for the segments are reported after the elimination of investments in subsidiaries and intercompany accounts.

Year Ended December 31	2012	2011	2010
Revenues from Services(a)
Americas:
United States(b)	$3,010.5	$3,137.3	$2,783.4
Other Americas	1,585.4	1,512.1	1,265.5
	4,595.9	4,649.4	4,048.9
Southern Europe:
France	5,425.6	6,179.1	5,208.6
Italy	1,056.8	1,255.8	1,044.2
Other Southern Europe	768.5	776.9	698.9
	7,250.9	8,211.8	6,951.7
Northern Europe	5,773.9	6,159.4	5,344.1
APME	2,728.8	2,661.7	2,147.2
Right Management	328.5	323.7	374.6
	$20,678.0	$22,006.0	$18,866.5
Operating Unit Profit (Loss)
Americas:
United States	$60.8	$94.1	$42.8
Other Americas	50.6	47.8	36.5
	111.4	141.9	79.3
Southern Europe:
France	56.7	85.2	47.1
Italy	45.4	74.1	47.5
Other Southern Europe	10.1	10.8	7.2
	112.2	170.1	101.8
Northern Europe	159.8	212.6	150.2
APME	90.7	78.8	47.2
Right Management	13.4	(1.4)	3.5
	487.5	602.0	382.0
Corporate expenses	(112.0)	(123.1)	(101.2)
Goodwill and intangible asset impairment charges	—	—	(428.8)
Intangible asset amortization expense(c)	(36.7)	(38.9)	(39.3)
Reclassification of French business tax(d)	72.9	84.2	65.3
Interest and other expenses	(43.3)	(44.3)	(43.2)
Earnings (loss) before income taxes	$368.4	$479.9	$(165.2)

(a)	Further breakdown of revenues from services by geographical region is as follows:

Revenues from Services	2012	2011	2010
United States	$3,132.0	$3,254.6	$2,940.1
France	5,448.3	6,201.9	5,240.7
Italy	1,061.6	1,277.1	1,065.0
United Kingdom	1,898.1	1,880.4	1,822.2
Total Foreign	17,546.0	18,751.4	15,926.4

(b)
The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.

(c)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

(d)
The French business tax is reported in provision for income taxes rather than in cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our earnings (loss) before income taxes.

Year Ended December 31	2012	2011	2010
Depreciation and Amortization Expense
Americas:
United States	$13.4	$13.5	$15.4
Other Americas	4.2	4.0	3.7
	17.6	17.5	19.1
Southern Europe:
France	13.1	12.4	12.6
Italy	2.7	3.3	3.8
Other Southern Europe	2.4	2.7	2.9
	18.2	18.4	19.3
Northern Europe	15.8	17.0	18.3
APME	4.9	5.1	4.6
Right Management	5.1	5.9	7.3
Corporate	2.2	1.6	2.2
Amortization of intangible assets(a)	36.7	38.9	39.3
	$100.5	$104.4	$110.1
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	—	(0.4)	(0.6)
Italy	—	—	—
Other Southern Europe	—	—	—
	—	(0.4)	(0.6)
Northern Europe	2.5	4.3	5.2
APME	—	—	—
Right Management	—	—	—
	$2.5	$3.9	$4.6

(a)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2012	2011	2010
Total Assets
Americas:
United States	$1,511.0	$1,429.9	$1,361.4
Other Americas	317.5	291.8	257.6
	1,828.5	1,721.7	1,619.0
Southern Europe:
France	1,756.2	1,822.7	1,826.0
Italy	301.2	301.3	271.3
Other Southern Europe	187.8	170.3	170.6
	2,245.2	2,294.3	2,267.9
Northern Europe	1,732.5	1,714.3	1,682.2
APME	491.7	472.4	395.1
Right Management	95.4	75.7	86.1
Corporate(a)	619.3	621.3	679.4
	$7,012.6	$6,899.7	$6,729.7
Equity Investments
Americas:
United States	$3.0	$—	$—
Other Americas	—	—	—
	3.0	—	—
Southern Europe:
France	0.1	0.1	0.4
Italy	—	—	—
Other Southern Europe	—	—	—
	0.1	0.1	0.4
Northern Europe	81.5	75.0	70.5
APME	0.7	0.8	0.7
Right Management	—	—	—
	$85.3	$75.9	$71.6

(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2012	2011	2010
Long-Lived Assets(a)
Americas:
United States	$32.8	$35.5	$39.7
Other Americas	11.2	10.5	9.7
	44.0	46.0	49.4
Southern Europe:
France	59.4	46.0	43.2
Italy	7.0	7.9	7.7
Other Southern Europe	8.6	8.5	8.9
	75.0	62.4	59.8
Northern Europe	40.4	43.3	45.3
APME	22.4	23.3	17.8
Right Management	12.4	11.4	15.9
Corporate	1.2	2.5	4.0
	$195.4	$188.9	$192.2
Additions to Long-Lived Assets
Americas:
United States	$11.6	$10.0	$6.4
Other Americas	5.0	5.5	3.7
	16.6	15.5	10.1
Southern Europe:
France	25.6	16.4	18.8
Italy	1.8	3.7	3.6
Other Southern Europe	2.2	3.1	2.0
	29.6	23.2	24.4
Northern Europe	12.8	18.4	13.7
APME	5.6	5.5	7.2
Right Management	7.4	2.3	2.9
Corporate	—	—	0.2
	$72.0	$64.9	$58.5

(a)	Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2012	2011	2010
United States	$39.7	$41.1	$48.2
France	61.0	48.1	45.8
Italy	7.1	8.1	8.1
United Kingdom	11.0	12.9	15.3
Total Foreign	155.7	147.8	144.0

Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Data (Unaudited) [Abstract]
Quarterly Data (Unaudited)

15.
Quarterly Data (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Year Ended December 31, 2012
Revenues from services	$5,096.4	$5,206.7	$5,172.3	$5,202.6	$20,678.0
Gross profit	847.4	861.7	856.2	876.7	3,442.0
Operating profit(a)	93.8	94.4	118.6	104.9	411.7
Net earnings	40.2	41.0	63.1	53.3	197.6
Net earnings per share — basic	$0.50	$0.51	$0.79	$0.68	$2.49
Net earnings per share — diluted(b)	0.50	0.51	0.79	0.68	2.47
Dividends per share	—	0.43	—	0.43	0.86
Market price:
High	$47.37	$47.90	$41.65	$42.93
Low	36.76	33.99	32.41	35.18
Year Ended December 31, 2011
Revenues from services	$5,072.4	$5,667.3	$5,782.3	$5,484.0	$22,006.0
Gross profit	857.6	962.2	951.3	935.2	3,706.3
Operating profit(c)	85.6	150.8	158.0	129.8	524.2
Net earnings	35.7	72.7	79.6	63.6	251.6
Net earnings per share — basic	$0.44	$0.89	$0.97	$0.79	$3.08
Net earnings per share — diluted(d)	0.43	0.87	0.97	0.78	3.04
Dividends per share	—	0.40	—	0.40	0.80
Market price:
High	$68.67	$68.14	$58.62	$45.92
Low	58.60	52.37	32.32	32.63

(a)	Included reorganization charges of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.

(b)	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.

(c)	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.

(d)	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.

Schedule II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Schedule II VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2012, 2011 and 2010, in millions:

Allowance for Doubtful Accounts:

	Balance at Beginning of Year	Provisions Charged to Earnings	Write- Offs	Translation Adjustments	Reclassifications and Other	Balance at End of Year
2012	$108.6	$29.2	$(23.2)	$2.9	$0.5	$118.0
2011	111.6	25.9	(25.0)	(4.7)	0.8	108.6
2010	118.3	28.9	(33.5)	(5.1)	3.0	111.6

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
USE OF ESTIMATES
USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from these estimates.

BASIS OF CONSOLIDATION
BASIS OF CONSOLIDATION
The consolidated financial statements include our operating results and the operating results of all of our subsidiaries. For subsidiaries in which we have an ownership interest of 50% or less, but more than 20%, the consolidated financial statements reflect our ownership share of those earnings using the equity method of accounting. These investments, as well as certain other relationships, are also evaluated for consolidation under the accounting guidance on consolidation of variable interest entities. These investments were $85.3 and $75.9 as of December 31, 2012 and 2011, respectively, and are included in other assets in the Consolidated Balance Sheets. Included in shareholders' equity as of December 31, 2012 and 2011 are $67.2 and $64.7, respectively, of unremitted earnings from investments accounted for using the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation.

REVENUES AND RECEIVABLES
REVENUES AND RECEIVABLES
We generate revenues from sales of services by our company-owned branch operations and from fees earned on sales of services by our franchise operations. Revenues are recognized as services are performed. The majority of our revenues are generated by our recruitment business, where billings are generally negotiated and invoiced on a per-hour basis. Accordingly, as contingent workers are placed, we record revenues based on the hours worked. Permanent recruitment revenues are recorded as placements are made. Provisions for sales allowances, based on historical experience, are recognized at the time the related sale is recognized.

Our franchise agreements generally state that franchise fees are calculated based on a percentage of revenues. We record franchise fee revenues monthly based on the amounts due under the franchise agreements for that month. Franchise fees, which are included in revenues from services, were $23.9, $25.2 and $23.6 for the years ended December 31, 2012, 2011 and 2010, respectively.

In our outplacement business, we recognize revenues from individual programs over the estimated period in which services are rendered to candidates. For large projects within the outplacement business, we recognize revenues ratably over the period in which the services are provided. In our consulting business, revenues are recognized upon the performance of the service under the consulting service contract. For performance-based contracts, we defer recognizing revenues until the performance criteria have been met.

The amounts billed for outplacement, consulting services and performance-based contracts in excess of the amount recognized as revenues are recorded as deferred revenue and included in accrued liabilities for the current portion and other long-term liabilities for the long-term portion in our Consolidated Balance Sheets. As of December 31, 2012 and 2011, the current portion of deferred revenue was $55.7 and $54.3, respectively, and the long-term portion of deferred revenue was $17.1 and $28.6, respectively.

We record revenues from sales of services and the related direct costs in accordance with the accounting guidance on reporting revenue gross as a principal versus net as an agent. In situations where we act as a principal in the transaction, we report gross revenues and cost of services. When we act as an agent, we report the revenues on a net basis. Amounts billed to clients for out-of-pocket or other cost reimbursements are included in revenues from services, and the related costs are included in cost of services.

ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS
We have an allowance for doubtful accounts recorded as an estimate of the accounts receivable balance that may not be collected. This allowance is calculated on an entity-by-entity basis with consideration for historical write-off experience, the current aging of receivables and a specific review for potential bad debts. Items that affect this balance mainly include bad debt expense and the write-off of accounts receivable balances.

Bad debt expense is recorded as selling and administrative expenses in our Consolidated Statements of Operations and was $29.2, $25.9 and $28.9 in 2012, 2011 and 2010, respectively. Factors that would cause this provision to increase primarily relate to increased bankruptcies by our clients and other difficulties collecting amounts billed. On the other hand, an improved write-off experience and aging of receivables would result in a decrease to the provision. Write-offs were $23.2, $25.0 and $33.5 for 2012, 2011 and 2010, respectively.

ADVERTISING COSTS	ADVERTISING COSTS We expense production costs of advertising as they are incurred. Advertising expenses were $27.2, $34.0 and $29.2 in 2012, 2011 and 2010, respectively.
REORGANIZATION COSTS
REORGANIZATION COSTS
We recorded net reorganization costs of $48.8, $23.1 and $36.1 in 2012, 2011 and 2010, respectively, in selling and administrative expenses, primarily related to severances and office closures and consolidations in multiple countries. These expenses are net of reversals of previous accruals resulting mainly from larger-than-estimated cost savings from subleasing and lease buyouts. During 2012, we made payments of $36.8 out of our reorganization reserve. We expect a majority of the remaining $41.4 reserve will be paid or utilized in 2013. Changes in the reorganization liability balances for each reportable segment and Corporate are as follows:

	Americas(1)	Southern Europe(2)	Northern Europe	APME	Right Management	Corporate	Total
Balance, January 1, 2011	$7.4	$5.6	$5.0	$0.7	$14.4	$1.1	$34.2
Severance costs, net	2.1	1.1	5.5	0.5	3.1	—	12.3
Office closure costs, net	0.3	0.4	7.7	—	2.4	—	10.8
Costs paid or utilized	(5.8)	(2.9)	(6.4)	—	(11.7)	(1.1)	(27.9)
Balance, December 31, 2011	4.0	4.2	11.8	1.2	8.2	—	29.4
Severance costs, net	5.8	2.1	8.3	0.7	3.1	9.2	29.2
Office closure costs, net	4.0	1.7	4.9	—	7.8	1.2	19.6
Costs paid or utilized	(9.3)	(3.3)	(9.4)	(1.9)	(12.5)	(0.4)	(36.8)
Balance, December 31, 2012	$4.5	$4.7	$15.6	$—	$6.6	$10.0	$41.4

(1)
Balance related to United States was $7.4 as of January 1, 2011. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid/utilized $5.7, leaving a $3.3 liability as of December 31, 2011. In 2012, United States incurred $3.4 for severance costs and $4.0 for office closure costs and paid/utilized $6.9, leaving a $3.8 liability as of December 31, 2012.

(2)
Balance related to France was $5.6 as of January 1, 2011. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. In 2012, France incurred $1.7 for office closure costs and paid/utilized $1.4, leaving a $3.8 liability as of December 31, 2012. Italy had no reorganization liability as of January 1, 2011. In 2011, Italy recorded severance costs of $0.9 and paid out $0.5, leaving a $0.4 liability as of December 31, 2011. In 2012, Italy incurred $0.7 for severance costs and paid $0.2, leaving a $0.9 liability as of December 31, 2012.

INCOME TAXES
INCOME TAXES
We account for income taxes in accordance with the accounting guidance on income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. We record a valuation allowance against deferred tax assets for which utilization of the asset is not likely.

FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale securities	$—	$—	$—	$—	$0.4	$0.4	$—	$—
Foreign currency forward contracts	0.1	—	0.1	—	—	—	—	—
Deferred compensation plan assets	58.7	58.7	—	—	45.2	45.2	—	—
	$58.8	$58.7	$0.1	$—	$45.6	$45.6	$—	$—
Liabilities
Foreign currency forward contracts	$—	$—	$—	$—	$0.3	$—	$0.3	$—
	$—	$—	$—	$—	$0.3	$—	$0.3	$—

We determine the fair value of our available-for-sale securities and deferred compensation plan assets, comprised of publicly traded securities, by using market quotes as of the last day of the period. The fair value of the foreign currency forward contracts are measured at the value from either directly or indirectly observable third parties.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and other current assets and liabilities approximate their fair values because of the short-term nature of these instruments. The carrying value of long-term debt approximates fair value, except for the euro-denominated notes. The fair value of the euro-denominated notes, as determined by the quoted market prices, was $778.8 and $654.9 as of December 31, 2012 and 2011, respectively, compared to a carrying value of $725.5 and $647.6, respectively.

We also measured certain non-financial assets on a non-recurring basis, including goodwill and tradenames. In 2010, goodwill and tradenames with a carrying amount of $1,438.2 were written down to their fair value of $1,009.4, resulting in an impairment charge of $428.8 and summarized as follows:

	Fair Value Measurements Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Goodwill	$954.1	$—	$—	$954.1	$(311.6)
Tradenames	55.3	—	—	55.3	(117.2)
					$(428.8)

GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
We have goodwill, finite-lived intangible assets and indefinite-lived intangible assets as follows:

	2012			2011
December 31	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Goodwill(1)	$1,041.3	$—	$1,041.3	$984.7	$—	$984.7

Intangible assets:
Finite-lived:
Technology	$19.6	$19.6	$—	$19.6	$19.6	$—
Franchise agreements	18.0	16.1	1.9	18.0	14.3	3.7
Customer relationships	339.0	165.1	173.9	328.0	130.1	197.9
Other	15.2	12.4	2.8	13.5	12.1	1.4
	391.8	213.2	178.6	379.1	176.1	203.0

Indefinite-lived:
Tradenames(2)	54.0	—	54.0	54.0	—	54.0
Reacquired franchise rights	98.0	—	98.0	97.9	—	97.9
	152.0	—	152.0	151.9	—	151.9
Total intangible assets	$543.8	$213.2	$330.6	$531.0	$176.1	$354.9

(1)	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
(2)	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2012 and 2011.

Amortization expense related to intangibles was $36.7, $38.9 and $39.3 in 2012, 2011 and 2010, respectively. Amortization expense expected in each of the next five years related to acquisitions completed as of December 31, 2012 is as follows: 2013 — $32.9, 2014 — $27.9, 2015 — $24.8, 2016 — $20.8 and 2017 — $18.9. The weighted-average useful lives of the technology, franchise agreements, customer relationships and other are 5, 10, 14 and 3 years, respectively. The tradenames have been assigned an indefinite life based on our expectation of renewing the tradenames, as required, without material modifications and at a minimal cost, and our expectation of positive cash flows beyond the foreseeable future. The reacquired franchise rights result from our franchise acquisitions in the United States completed prior to 2009.

In accordance with the accounting guidance on goodwill and other intangible assets, we perform an annual impairment test of goodwill at our reporting unit level and indefinite-lived intangible assets at our unit of account level during the third quarter, or more frequently if events or circumstances change that would more likely than not reduce the fair value of our reporting units below their carrying value.

We performed our annual impairment test of our goodwill and indefinite-lived intangible assets during the third quarter of 2012 and 2011, and there was no impairment of our goodwill or indefinite-lived intangible as a result of our annual test.

The accounting guidance requires a two-step method for determining goodwill impairment. In the first step, we determined the fair value of each reporting unit, generally by utilizing an income approach derived from a discounted cash flow methodology. For certain of our reporting units, a combination of the income approach (weighted 75%) and the market approach (weighted 25%) derived from comparable public companies was utilized. The income approach is developed from management's forecasted cash flow data. Therefore, it represents an indication of fair market value reflecting management's internal outlook for the reporting unit. The market approach utilizes the Guideline Public Company Method to quantify the respective reporting unit's fair value based on revenues and earnings multiples realized by similar public companies. The market approach is more volatile as an indicator of fair value as compared to the income approach. We believe that each approach has its merits. However in the instances where we have utilized both approaches, we have weighted the income approach more heavily than the market approach because we believe that management's assumptions generally provide greater insight into the reporting unit's fair value.

Significant assumptions used in our goodwill impairment tests during 2012, 2011 and 2010 included: expected revenue growth rates, operating unit profit margins, working capital levels, discount rates ranging from 10.6% to 16.9% for 2012, and a terminal value multiple. The expected future revenue growth rates and the expected operating unit profit margins were determined after considering our historical revenue growth rates and operating unit profit margins, our assessment of future market potential, and our expectations of future business performance.

If the reporting unit's fair value is less than its carrying value as was the case for Right Management and Jefferson Wells in the fourth quarter of 2010, we are required to perform a second step. In the second step, we allocate the fair value of the reporting unit to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a "hypothetical" calculation to determine the implied fair value of the goodwill. The impairment charge, if any, is measured as the difference between the implied fair value of the goodwill and its carrying value.

Under the current accounting guidance, we are also required to test our indefinite-lived intangible assets for impairment by comparing the fair value of the intangible asset with its carrying value. If the intangible asset's fair value is less than its carrying value, an impairment loss is recognized for the difference.

In the fourth quarter of 2010, two of our reporting units, Right Management and Jefferson Wells, each experienced strong indicators of impairment due to continued deterioration in market conditions for both reporting units as they experienced further than anticipated profitability declines in the fourth quarter, which led us to adjust our long-term outlooks for each reporting unit. As a result, we performed an impairment test of our goodwill and indefinite-lived intangible assets during the fourth quarter of 2010, which resulted in a non-cash impairment charge of $311.6 ($311.6 after-tax) for goodwill associated with Right Management and Jefferson Wells. In addition, we incurred a non-cash impairment charge of $117.2 ($72.7 after-tax) for the tradenames associated with these two reporting units.

MARKETABLE SECURITIES
MARKETABLE SECURITIES
We account for our marketable security investments under the accounting guidance on certain investments in debt and equity securities, and have determined that all such investments are classified as available-for-sale. Accordingly, unrealized gains and unrealized losses that are determined to be temporary, net of related income taxes, are included in accumulated other comprehensive income, which is a separate component of shareholders' equity. Realized gains and losses, and unrealized losses determined to be other-than-temporary, are recorded in our Consolidated Statements of Operations. In 2012, we sold available-for-sale investments with a market value of $0.4 and an adjusted cost basis of $0.1 and realized a gain of $0.3. No realized gains or losses were recorded in 2011 and 2010. We had no available-for-sale investments as of December 31, 2012. Our available-for-sale investments had a market value of $0.4 and adjusted cost basis of $0.1, and no unrealized losses as of December 31, 2011.

We hold a 49% interest in our Swiss franchise, which maintained an investment portfolio with a market value of $192.5 and $175.8 as of December 31, 2012 and 2011, respectively. This portfolio is comprised of a wide variety of European and United States debt and equity securities as well as various professionally-managed funds, all of which are classified as available-for-sale. Our share of net realized gains and losses, and declines in value determined to be other-than-temporary, are included in our Consolidated Statements of Operations. For the years ended December 31, 2012, 2011 and 2010, realized gains totaled $0.1, $0.1 and $0.5, respectively, and realized losses totaled $0.2, $0.3 and $0.2, respectively. Our share of net unrealized gains and unrealized losses that are determined to be temporary related to these investments are included in accumulated other comprehensive income, with the offsetting amount increasing or decreasing our investment in the franchise.

CAPITALIZED SOFTWARE FOR INTERNAL USE
CAPITALIZED SOFTWARE FOR INTERNAL USE
We capitalize purchased software as well as internally developed software. Internal software development costs are capitalized from the time the internal use software is considered probable of completion until the software is ready for use. Business analysis, system evaluation, selection and software maintenance costs are expensed as incurred. Capitalized software costs are amortized using the straight-line method over the estimated useful life of the software which ranges from 3 to 5 years. The net capitalized software balance of $10.6 and $14.4 as of December 31, 2012 and 2011, respectively, is included in other assets in the Consolidated Balance Sheets. Amortization expense related to the capitalized software costs was $7.3, $7.8 and $11.6 for 2012, 2011 and 2010, respectively.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
A summary of property and equipment as of December 31 is as follows:

	2012	2011
Land	$6.8	$7.3
Buildings	21.0	21.5
Furniture, fixtures, and autos	198.4	194.9
Computer equipment	169.2	164.4
Leasehold improvements	308.7	297.5
Property and equipment	$704.1	$685.6

Property and equipment are stated at cost and are depreciated using primarily the straight-line method over the following estimated useful lives: buildings — up to 40 years; furniture, fixtures, autos and computer equipment — 2 to 16 years; leasehold improvements — lesser of life of asset or expected lease term. Expenditures for renewals and betterments are capitalized whereas expenditures for repairs and maintenance are charged to income as incurred. Upon sale or disposition of property and equipment, the difference between the unamortized cost and the proceeds is recorded as either a gain or a loss and is included in our Consolidated Statements of Operations. Long-lived assets are evaluated for impairment in accordance with the provisions of the accounting guidance on the impairment or disposal of long-lived assets.

DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
We account for our derivative instruments in accordance with the accounting guidance on derivative instruments and hedging activities. Derivative instruments are recorded on the balance sheet as either an asset or liability measured at their fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded as a component of accumulated other comprehensive income and recognized in the Consolidated Statements of Operations when the hedged item affects earnings. The ineffective portions of the changes in the fair value of cash flow hedges are recognized in earnings.

FOREIGN CURRENCY TRANSLATION
FOREIGN CURRENCY TRANSLATION
The financial statements of our non-United States subsidiaries have been translated in accordance with the accounting guidance on foreign currency translation. Under the accounting guidance, asset and liability accounts are translated at the current exchange rate and income statement items are translated at the weighted-average exchange rate for the year. The resulting translation adjustments are recorded as a component of accumulated other comprehensive income, which is included in Shareholders' equity.

Certain foreign-currency-denominated borrowings are accounted for as a hedge of our net investment in our subsidiaries with the related functional currencies. Since our net investment in these subsidiaries exceeds the amount of the related borrowings, all translation gains or losses related to these borrowings are included as a component of accumulated other comprehensive income.

SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
In December 2012, November 2011 and December 2010, the Board of Directors authorized the repurchase of 8.0 million, 3.0 million and 3.0 million shares of our common stock, respectively. Share repurchases may be made from time to time through a variety of methods, including open market purchases, block transactions, privately negotiated transactions, accelerated share repurchase programs, forward repurchase agreements or similar facilities. In 2012, we repurchased a total of 3.6 million shares, comprised of 0.6 million shares under the 2010 authorization and 3.0 million shares under the 2011 authorization, at a total cost of $138.2. In 2011, we repurchased a total of 2.6 million shares, composed of 0.2 million shares under the 2007 authorization and 2.4 million shares under the 2010 authorization, at a total cost of $104.5. In 2010, we repurchased 0.9 million shares of common stock at a total cost of $34.8 under the 2007 authorization. As of December 31, 2012, there were no shares remaining under the 2011, 2010 or 2007 authorization. No purchases were made under the 2012 authorization.

During 2012, 2011 and 2010, the Board of Directors declared total cash dividends of $0.86, $0.80, and $0.74 per share, respectively, resulting in total dividend payments of $67.8, $65.1 and $60.8, respectively.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS We consider all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS
In May 2011, the FASB issued new accounting guidance on fair value measurement. The new guidance clarifies some existing concepts, eliminates wording differences between United States Generally Accepted Accounting Principles ("GAAP") and International Financing Reporting Standards ("IFRS"), and in some limited cases, changes some principles to achieve convergence between United States GAAP and IFRS. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between United States GAAP and IFRS. It also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. We adopted this guidance effective January 1, 2012. There was no impact of this adoption on our Consolidated Financial Statements.

In June 2011, the FASB issued new accounting guidance on presentation of comprehensive income. The new guidance requires an entity to present the total of comprehensive income, the components of net income, and annually present the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of shareholders' equity. We adopted this guidance in the first quarter of 2012.

In September 2011, the FASB issued new accounting guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. We adopted this guidance effective January 1, 2012. We did not adopt the option of performing a qualitative assessment and the application of the guidance to our annual impairment test had no impact on our Consolidated Financial Statements.

In December 2011, the FASB issued new accounting guidance on balance sheet offsetting. The new guidance requires an entity to disclose both gross information and net information about instruments and transactions eligible for offset in the statement of financial position. It also requires disclosures on instruments and transactions subject to an agreement similar to a master netting agreement. The guidance is effective for us in 2013. We are currently assessing the impact of the adoption of this guidance will have on our Consolidated Financial Statements.

In July 2012, the FASB issued new accounting guidance on testing indefinite-lived intangible assets other than goodwill for impairment. The revised guidance allows entities the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An entity electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is "more likely than not" that the asset is impaired. The guidance is effective for us in 2013. We do not expect the adoption of this guidance to have an impact on our Consolidated Financial Statements.

SUBSEQUENT EVENTS	SUBSEQUENT EVENTS We have evaluated events and transactions occurring after the balance sheet date through our filing date and noted no events that are subject to recognition or disclosure.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Changes in reorganization costs by segment
We recorded net reorganization costs of $48.8, $23.1 and $36.1 in 2012, 2011 and 2010, respectively, in selling and administrative expenses, primarily related to severances and office closures and consolidations in multiple countries. These expenses are net of reversals of previous accruals resulting mainly from larger-than-estimated cost savings from subleasing and lease buyouts. During 2012, we made payments of $36.8 out of our reorganization reserve. We expect a majority of the remaining $41.4 reserve will be paid or utilized in 2013. Changes in the reorganization liability balances for each reportable segment and Corporate are as follows:

	Americas(1)	Southern Europe(2)	Northern Europe	APME	Right Management	Corporate	Total
Balance, January 1, 2011	$7.4	$5.6	$5.0	$0.7	$14.4	$1.1	$34.2
Severance costs, net	2.1	1.1	5.5	0.5	3.1	—	12.3
Office closure costs, net	0.3	0.4	7.7	—	2.4	—	10.8
Costs paid or utilized	(5.8)	(2.9)	(6.4)	—	(11.7)	(1.1)	(27.9)
Balance, December 31, 2011	4.0	4.2	11.8	1.2	8.2	—	29.4
Severance costs, net	5.8	2.1	8.3	0.7	3.1	9.2	29.2
Office closure costs, net	4.0	1.7	4.9	—	7.8	1.2	19.6
Costs paid or utilized	(9.3)	(3.3)	(9.4)	(1.9)	(12.5)	(0.4)	(36.8)
Balance, December 31, 2012	$4.5	$4.7	$15.6	$—	$6.6	$10.0	$41.4

(1)
Balance related to United States was $7.4 as of January 1, 2011. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid/utilized $5.7, leaving a $3.3 liability as of December 31, 2011. In 2012, United States incurred $3.4 for severance costs and $4.0 for office closure costs and paid/utilized $6.9, leaving a $3.8 liability as of December 31, 2012.

(2)
Balance related to France was $5.6 as of January 1, 2011. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. In 2012, France incurred $1.7 for office closure costs and paid/utilized $1.4, leaving a $3.8 liability as of December 31, 2012. Italy had no reorganization liability as of January 1, 2011. In 2011, Italy recorded severance costs of $0.9 and paid out $0.5, leaving a $0.4 liability as of December 31, 2011. In 2012, Italy incurred $0.7 for severance costs and paid $0.2, leaving a $0.9 liability as of December 31, 2012.

Fair value of assets and liabilities measured on a recurring basis
The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale securities	$—	$—	$—	$—	$0.4	$0.4	$—	$—
Foreign currency forward contracts	0.1	—	0.1	—	—	—	—	—
Deferred compensation plan assets	58.7	58.7	—	—	45.2	45.2	—	—
	$58.8	$58.7	$0.1	$—	$45.6	$45.6	$—	$—
Liabilities
Foreign currency forward contracts	$—	$—	$—	$—	$0.3	$—	$0.3	$—
	$—	$—	$—	$—	$0.3	$—	$0.3	$—

Fair value of assets measured on a non-recurring basis
We also measured certain non-financial assets on a non-recurring basis, including goodwill and tradenames. In 2010, goodwill and tradenames with a carrying amount of $1,438.2 were written down to their fair value of $1,009.4, resulting in an impairment charge of $428.8 and summarized as follows:

	Fair Value Measurements Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Goodwill	$954.1	$—	$—	$954.1	$(311.6)
Tradenames	55.3	—	—	55.3	(117.2)
					$(428.8)

Goodwill and intangible assets
We have goodwill, finite-lived intangible assets and indefinite-lived intangible assets as follows:

	2012			2011
December 31	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Goodwill(1)	$1,041.3	$—	$1,041.3	$984.7	$—	$984.7

Intangible assets:
Finite-lived:
Technology	$19.6	$19.6	$—	$19.6	$19.6	$—
Franchise agreements	18.0	16.1	1.9	18.0	14.3	3.7
Customer relationships	339.0	165.1	173.9	328.0	130.1	197.9
Other	15.2	12.4	2.8	13.5	12.1	1.4
	391.8	213.2	178.6	379.1	176.1	203.0

Indefinite-lived:
Tradenames(2)	54.0	—	54.0	54.0	—	54.0
Reacquired franchise rights	98.0	—	98.0	97.9	—	97.9
	152.0	—	152.0	151.9	—	151.9
Total intangible assets	$543.8	$213.2	$330.6	$531.0	$176.1	$354.9

(1)	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
(2)	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2012 and 2011.

Property and equipment
A summary of property and equipment as of December 31 is as follows:

	2012	2011
Land	$6.8	$7.3
Buildings	21.0	21.5
Furniture, fixtures, and autos	198.4	194.9
Computer equipment	169.2	164.4
Leasehold improvements	308.7	297.5
Property and equipment	$704.1	$685.6

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
COMSYS Acquisition, Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the assets acquired and liabilities assumed as of the acquisition date of April 5, 2010:

Cash and cash equivalents	$0.9
Accounts receivable, net	207.0
Prepaid expenses and other assets	2.1
Total current assets	210.0

Goodwill	281.6
Intangible assets	127.1
Other assets	50.5
Property and equipment	5.2
Total assets	$674.4

Accounts payable	$135.9
Employee compensation payable	40.8
Accrued liabilities	14.3
Total current liabilities	191.0

Other long-term liabilities	56.4
Total liabilities assumed	247.4
Net assets acquired	$427.0

COMSYS Acquisition, Pro Forma Information
The following unaudited pro forma information reflects the results of ManpowerGroup's operations for the year ended December 31, 2010 as if the COMSYS acquisition had been completed at the beginning of the period. Pro forma adjustments have been made to illustrate the incremental impact on earnings of amortization expense related to the acquired intangible assets, lost interest income that would have been earned on the cash proceeds used to acquire COMSYS and the tax impact of these respective items.

2010
Revenues from services
Pro forma	$19,036.1
As reported	$18,866.5

Net (loss) earnings
Pro forma	$(269.9)
As reported	$(263.6)

Net (loss) earnings per share — diluted
Pro forma	$(3.30)
As reported	$(3.26)

Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Plans [Abstract]
Stock option activity
A summary of stock option activity is as follows:

	Shares (000)	Wtd. Avg. Exercise Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding, January 1, 2010	5,858	$46
Granted	897	53
Exercised	(682)	37		$14
Expired or cancelled	(133)	50
Outstanding, December 31, 2010	5,940	$48	6.2
Vested or expected to vest, December 31, 2010	5,877	$48	6.1
Exercisable, December 31, 2010	3,446	$49	4.7
Outstanding, January 1, 2011	5,940	$48
Granted	199	67
Exercised	(721)	39		$13
Expired or cancelled	(153)	49
Outstanding, December 31, 2011	5,265	$50	5.7	$7
Vested or expected to vest, December 31, 2011	5,235	$50	5.6
Exercisable, December 31, 2011	3,626	$51	4.8	$4
Outstanding, January 1, 2012	5,265	$50
Granted	302	45
Exercised	(116)	34		$1
Expired or cancelled	(107)	51
Outstanding, December 31, 2012	5,344	$50	5.0	$14
Vested or expected to vest, December 31, 2012	5,326	$50	4.9
Exercisable, December 31, 2012	4,210	$51	4.3	$11

Options outstanding and exercisable
Options outstanding and exercisable as of December 31, 2012 are as follows:

		Options Outstanding		Options Exercisable
Exercise Price	Shares (000)	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares (000)	Weighted- Average Exercise Price
$27–$34	1,211	5.4	$31	918	$31
$35–$44	1,073	3.9	44	775	44
$45–$55	1,522	5.2	53	1,127	53
$56–$93	1,538	5.0	66	1,390	66
	5,344	5.0	$50	4,210	$51

Assumptions used to estimate fair value of share awards
We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2012	2011	2010
Average risk-free interest rate	1.1%	2.6%	2.6%
Expected dividend yield	1.8%	1.1%	1.4%
Expected volatility	44.0%	41.0%	41.0%
Expected term (years)	5.9	5.9	5.4

Restricted stock activity
A summary of restricted stock activity is as follows:

	Shares (000)	Wtd. Avg. Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Unvested, January 1, 2010	369	$43	1.6
Granted	21	56
Vested	(86)	41
Forfeited	(9)	31
Unvested, December 31, 2010	295	$45	0.9
Granted	264	$67
Vested	(143)	46
Forfeited	(7)	52
Unvested, December 31, 2011	409	$59	1.8
Granted	309	$44
Vested	(124)	40
Forfeited	(5)	67
Unvested, December 31, 2012	589	$55	1.7	$25

Performance share units detail by grant year
A summary of the performance share units detail by grant year is as follows:

	2010	2011	February 2012	July 2012
Grant Date	February 18, 2010	February 16, 2011	February 15, 2012	July 1, 2012
Performance Period (Years)	2010–2011	2011	2012	2012–2014
Vesting Date(s)	100% on	50% on	50% on	50% on
	December 31, 2011	December 31, 2012 and 2013	December 31, 2013 and 2014	December 31, 2015 and 2016
Payout Levels (in units):
Threshold Award	53,621	63,655	88,907	68,056
Target Award	107,242	127,310	177,814	136,112
Outstanding Award	214,484	254,620	355,628	272,224
Units Forfeited in 2012 (at Target Award level)	2,500	5,668	19,137	18,824
Shares Issued in 2012	196,125	106,394	—	—
Shares Subject to Holding Period as of December 31, 2012	—	94,756	170,701	—
% of the Target Performance Level based on the Average Operating Profit Margin over the Performance Period	183%	158%	96%	N/A

Net Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Earnings (Loss) Per Share [Abstract]
Net Earnings Per Share
The calculation of net earnings (loss) per share — basic was as follows:

Year Ended December 31	2012	2011	2010
Net earnings (loss) available to common shareholders	$197.6	$251.6	$(263.6)
Weighted-average common shares outstanding (in millions)	79.5	81.6	81.0
Total	$2.49	$3.08	$(3.26)

The calculation of net earnings (loss) per share — diluted was as follows:

Year Ended December 31	2012	2011	2010
Net earnings (loss) available to common shareholders	$197.6	$251.6	$(263.6)
Weighted-average common shares outstanding (in millions)	79.5	81.6	81.0
Effect of dilutive securities — stock options (in millions)	0.3	0.7	—
Effect of other share-based awards (in millions)	0.3	0.5	—
	80.1	82.8	81.0
Total	$2.47	$3.04	$(3.26)

Number, exercise prices and weighted-average remaining life of antidilutive awards
There were 4.3 million and 3.1 million share-based awards excluded from the calculation of net earnings per share — diluted for the year ended December 31, 2012 and 2011, respectively, as the exercise prices for these awards were greater than the average market price of the common shares during the period. Due to the net loss for the year ended December 31, 2010, the assumed exercise of share-based awards had an antidilutive effect and therefore was not included in the calculation of net loss per share — diluted. The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2012	2011	2010
Shares (in thousands)	4,257	3,074	6,583
Exercise price ranges	$40–$93	$52–$93	$11–$93
Weighted-average remaining life	4.8 years	6.3 years	5.8 years

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision for Income Taxes
The provision for income taxes was as follows:

Year Ended December 31	2012	2011	2010
Current
United States
Federal	$17.5	$24.2	$37.4
State	9.6	2.8	3.2
Non-United States	155.3	176.5	126.3
Total current	182.4	203.5	166.9
Deferred
United States
Federal	(20.4)	(2.3)	(81.1)
State	0.5	3.3	(2.9)
Non-United States	8.3	23.8	15.5
Total deferred	(11.6)	24.8	(68.5)
Total provision	$170.8	$228.3	$98.4

Effective Income Tax Rate Reconciliation
A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2012	2011	2010
Income tax based on statutory rate	$128.9	$168.0	$(57.8)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	6.7	5.2	(0.6)
Non-United States tax rate difference	40.8	40.6	38.7
Repatriation of non-United States earnings	(16.9)	11.1	(4.8)
Change in valuation reserve	4.7	(3.3)	11.7
Non-deductible goodwill impairment charge	—	—	109.1
Other, net	6.6	6.7	2.1
Tax provision	$170.8	$228.3	$98.4

Components of Future Income Tax Benefits (Expense)
Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

Year Ended December 31	2012	2011
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$11.8	$10.7
Employee compensation payable	20.3	26.8
Pension and postretirement benefits	(3.0)	(5.6)
Other	32.5	22.0
Valuation allowance	(4.9)	(2.9)
	56.7	51.0
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	19.9	22.5
Pension and postretirement benefits	58.7	55.0
Intangible assets	(118.1)	(126.4)
Net operating losses	149.0	144.9
Other	82.7	103.5
Valuation allowance	(126.2)	(116.3)
	66.0	83.2
Total future tax benefits	$122.7	$134.2
Current tax asset	$60.6	$52.4
Current tax liability	(3.9)	(1.4)
Noncurrent tax asset	84.4	102.7
Noncurrent tax liability	(18.4)	(19.5)
Total future tax benefits	$122.7	$134.2

Net Operating Loss Carryforwards
We have United States Federal and non-United States net operating loss carryforwards and United States state net operating loss carryforwards totaling $483.4 and $310.9, respectively, as of December 31, 2012. The net operating loss carryforwards expire as follows:

	United States Federal and Non-United States	United States — State
2013	$1.9	$2.0
2014	7.0	7.6
2015	7.1	4.1
2016	10.5	2.9
2017	5.6	6.2
Thereafter	134.7	288.1
No expirations	316.6	—
Total net operating loss carryforwards	$483.4	$310.9

Unrecognized Tax Benefit Activity
The following table summarizes the activity related to our unrecognized tax benefits during 2012, 2011 and 2010:

	2012	2011	2010
Gross unrecognized tax benefits, beginning of year	$25.0	$25.0	$41.7
Increases in prior year tax positions	5.8	0.9	3.0
Decreases in prior year tax positions	(0.8)	(1.5)	(2.0)
Increases for current year tax positions	3.1	2.5	—
Expiration of statute of limitations and audit settlements	(6.7)	(1.9)	(17.7)
Gross unrecognized tax benefits, end of year	$26.4	$25.0	$25.0
Potential interest and penalties	2.1	2.0	1.4
Balance, end of year	$28.5	$27.0	$26.4

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill by reportable segment and Corporate
Changes in the carrying value of goodwill by reportable segment and Corporate were as follows:

	Americas	(1)	Southern Europe	(2)	Northern Europe	APME	Right Management	Corporate	(3),(4)	Total	(4)
Balance, January 1, 2011	$465.5		$33.1		$265.1	$64.9	$60.6	$64.9		$954.1
Goodwill acquired	—		26.8		—	13.0	—	—		39.8
Currency impact and other	(3.7)		(0.4)		(4.4)	(0.4)	(0.3)	—		(9.2)
Balance, December 31, 2011	461.8		59.5		260.7	77.5	60.3	64.9		984.7
Goodwill acquired	4.8		41.4		—	—	—	—		46.2
Currency impact and other	0.5		2.4		10.0	(4.3)	1.8	—		10.4
Balance, December 31, 2012	$467.1		$103.3		$270.7	$73.2	$62.1	$64.9		$1,041.3

(1)	Balances related to United States were $451.7, $448.3 and $448.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.

(2)
Balances related to France were $15.8, $42.1 and $83.8 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively. Balances related to Italy were $4.6, $5.4 and $5.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.

(3)
The majority of the Corporate balance as of December 31, 2012 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.

(4)	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.

Goodwill Balances by Reporting Unit
Goodwill balances by reporting unit were as follows:

December 31	December 31, 2012	January 1, 2012
United States	$504.0	$503.8
France	83.8	42.1
Netherlands (Vitae)	80.7	79.3
Right Management	62.1	60.3
Other reporting units(1)	310.7	299.2
Total goodwill	$1,041.3	$984.7

(1)	Elan reporting unit, which carried $123.8 of goodwill as of December 31, 2011, was integrated into other reporting units within our Northern Europe reportable segment as of January 1, 2012.

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Short-Term Borrowings	Information concerning short-term borrowings is as follows:

December 31	2012	2011
Short-term borrowings	$43.3	$42.4
Weighted-average interest rates	9.1%	11.9%

Long-Term Debt
A summary of long-term debt is as follows:

December 31	2012	2011
Euro-denominated notes:
€350 due June 2018	$461.7	$—
€200 due June 2013	263.8	258.9
€300 due June 2012	—	388.7
Other	1.3	10.2
	726.8	657.8
Less — current maturities	264.7	391.8
Long-term debt	$462.1	$266.0

Retirement and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement and Deferred Compensation Plans [Abstract]
Reconciliation of changes in benefit obligations and fair value of plan assets and funded status of plans
We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets and the funded status of the plans are as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2012	2011	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of year	$57.5	$56.2	$264.7	$244.8
Service cost	—	—	10.4	9.9
Interest cost	2.6	2.8	12.5	12.7
Curtailments	—	—	—	(1.9)
Transfers	—	—	(0.1)	(0.5)
Actuarial loss	6.0	3.1	20.4	9.4
Plan participant contributions	—	—	2.2	2.4
Benefits paid	(4.2)	(4.6)	(5.6)	(6.6)
Currency exchange rate changes	—	—	10.7	(5.5)
Benefit obligation, end of year	$61.9	$57.5	$315.2	$264.7

	United States Plans		Non-United States Plans
Year Ended December 31	2012	2011	2012	2011
Change in Plan Assets
Fair value of plan assets, beginning of year	$34.7	$36.4	$250.4	$226.1
Actual return on plan assets	2.8	(0.4)	21.2	17.4
Curtailments	—	—	—	(1.1)
Transfers	—	—	—	(1.1)
Plan participant contributions	—	—	2.2	2.4
Company contributions	2.7	3.3	17.7	18.3
Benefits paid	(4.2)	(4.6)	(5.6)	(6.6)
Currency exchange rate changes	—	—	10.5	(5.0)
Fair value of plan assets, end of year	$36.0	$34.7	$296.4	$250.4
Funded Status at End of Year
Funded status, end of year	$(25.9)	$(22.8)	$(18.8)	$(14.3)
Amounts Recognized
Noncurrent assets	$11.6	$12.2	$31.4	$29.0
Current liabilities	(2.9)	(2.8)	(0.3)	(0.2)
Noncurrent liabilities	(34.6)	(32.2)	(49.9)	(43.1)
Net amount recognized	$(25.9)	$(22.8)	$(18.8)	$(14.3)

Amounts recognized in accumulated other comprehensive income, net of tax, consist of:

	United States Plans		Non-United States Plans
December 31	2012	2011	2012	2011
Net loss	$15.8	$12.8	$14.8	$7.0
Prior service cost	0.1	0.2	6.3	6.5
Total	$15.9	$13.0	$21.1	$13.5

We provide medical and dental benefits to certain eligible retired employees in the United States. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan's benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of year	$28.5	$25.5
Service cost	0.1	0.1
Interest cost	1.3	1.3
Actuarial loss	3.2	3.3
Benefits paid	(1.9)	(1.9)
Plan participant contributions	0.2	0.1
Retiree drug subsidy reimbursement	0.1	0.1
Benefit obligation, end of year	$31.5	$28.5
Funded Status at End of Year
Funded status, end of year	$(31.5)	$(28.5)
Amounts Recognized
Current liabilities	$(1.8)	$(1.6)
Noncurrent liabilities	(29.7)	(26.9)
Net amount recognized	$(31.5)	$(28.5)

Amounts recognized in accumulated other comprehensive income (loss), net of tax
Amounts recognized in accumulated other comprehensive income, net of tax, consist of:

	United States Plans		Non-United States Plans
December 31	2012	2011	2012	2011
Net loss	$15.8	$12.8	$14.8	$7.0
Prior service cost	0.1	0.2	6.3	6.5
Total	$15.9	$13.0	$21.1	$13.5

Plans with accumulated benefit obligations in excess of fair value of plan assets
The accumulated benefit obligation for our plans that have plan assets was $272.8 and $233.2 as of December 31, 2012 and 2011, respectively. The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2012	2011
Accumulated benefit obligation	$9.2	$6.3
Plan assets	8.5	6.2

Plans with projected benefit obligation in excess of fair value of plan assets	The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2012	2011
Projected benefit obligation	$16.7	$41.7
Plan assets	12.4	35.8

Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Loss (Income)
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for all plans were as follows:

Year Ended December 31	2012	2011	2010
Service cost	$10.4	$9.9	$8.6
Interest cost	15.1	15.5	14.5
Expected return on assets	(14.7)	(15.2)	(13.4)
Curtailment and settlement	—	(1.0)	—
Net loss (gain)	1.1	(0.2)	(1.2)
Prior service cost	0.7	0.7	0.7
Net periodic benefit cost	12.6	9.7	9.2
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss	15.4	11.6	8.5
Amortization of net (loss) gain	(1.1)	0.2	1.2
Amortization of prior service cost	(0.7)	(0.7)	(0.7)
Total recognized in other comprehensive loss	13.6	11.1	9.0
Total recognized in net periodic benefit cost and other comprehensive loss	$26.2	$20.8	$18.2

The discount rate used in the measurement of the benefit obligation was 3.9% and 4.8% in 2012 and 2011, respectively. The discount rate used in the measurement of net periodic benefit cost was 4.8%, 5.3% and 5.7% in 2012, 2011 and 2010, respectively. The components of net periodic benefit cost for this plan were as follows:

Year Ended December 31	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$0.1	$0.1	$0.1
Interest cost	1.3	1.3	1.4
Net gain	—	—	(0.1)
Net periodic benefit cost	1.4	1.4	1.4
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss	3.2	3.3	1.1
Amortization of net gain	—	—	0.1
Total recognized in other comprehensive loss	3.2	3.3	1.2
Total recognized in net periodic benefit cost and other comprehensive loss	$4.6	$4.7	$2.6

Weighted-average assumptions used in measurement of benefit obligation and net periodic benefit cost
The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2012	2011	2012	2011
Discount rate	3.7%	4.6%	4.2%	4.7%
Rate of compensation increase	3.0%	3.0%	3.6%	4.0%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	United States Plans			Non-United States Plans
Year Ended December 31	2012	2011	2010	2012	2011	2010
Discount rate	4.6%	5.1%	5.7%	4.7%	5.1%	5.5%
Expected long-term return on plan assets	6.3%	7.0%	7.3%	4.7%	5.3%	5.5%
Rate of compensation increase	3.0%	4.0%	4.0%	4.0%	4.3%	4.5%

Fair value of plan assets by asset category
The fair value of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets. The fair value of our pension plan assets by asset category was as follows:

	United States Plans					Non-United States Plans
	Fair Value Measurements Using					Fair Value Measurements Using
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$—	$—	$2.6	$2.6	$—	$—
Equity securities:
United States companies	16.1	16.1	—	—	—	—	—	—
International companies	—	—	—	—	72.8	72.8	—	—
Fixed income securities:
Government bonds(2)	18.1	—	18.1	—	—	—	—	—
Guaranteed insurance contracts	—	—	—	—	112.9	—	112.9	—
Other types of investments:
Unitized funds(3)	—	—	—	—	101.3	101.3	—	—
Real estate funds	—	—	—	—	6.8	—	6.8	—
	$36.0	$17.9	$18.1	$—	$296.4	$176.7	$119.7	$—
(1) This category includes a prime obligations money market portfolio.
(2) This category includes United States Treasury/Federal agency securities and foreign government securities.
(3) This category includes investments in approximately 80% fixed income securities and 20% equity.

	United States Plans					Non-United States Plans
	Fair Value Measurements Using					Fair Value Measurements Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$—	$—	$1.5	$1.5	$—	$—
Equity securities:
United States companies	15.4	15.4	—	—	—	—	—	—
International companies	—	—	—	—	57.9	57.9	—	—
Fixed income securities:
Government bonds(2)	17.5	—	17.5	—	—	—	—	—
Corporate bonds	—	—	—	—	59.4	—	59.4	—
Guaranteed insurance contracts	—	—	—	—	38.4	—	38.4	—
Other types of investments:
Unitized funds(3)	—	—	—	—	87.9	87.9	—	—
Real estate funds	—	—	—	—	5.3	—	5.3	—
	$34.7	$17.2	$17.5	$—	$250.4	$147.3	$103.1	$—

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes United States Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.

Effect of one-percentage-point change in assumed health care cost trend rates
The health care cost trend rate was assumed to remain flat at 7.5% through 2013, then grading to an ultimate rate of 5.0% in 2020. Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$0.2	$(0.2)
Effect on benefit obligation	4.1	(3.5)

Projected future benefit payments
During 2013, we plan to contribute $18.0 to our pension plans and to fund our retiree health care payments as incurred. Projected benefit payments from the plans as of December 31, 2012 were estimated as follows:

Year	Pension Plans	Retiree Health Care Plan
2013	$11.3	$1.6
2014	11.9	1.6
2015	12.3	1.6
2016	13.0	1.6
2017	14.3	1.6
2018–2022	81.8	8.3
Total projected benefit payments	$144.6	$16.3

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
Components of accumulated other comprehensive income
The components of accumulated other comprehensive income, net of tax, were as follows:

Year Ended December 31	2012	2011
Foreign currency translation	$186.8	$186.6
Translation loss on net investment hedge, net of income taxes of $(31.3) and $(26.5), respectively	(51.1)	(43.2)
Translation loss on long-term intercompany loans	(73.4)	(89.1)
Unrealized gain on investments, net of income taxes of $3.9 and $2.8, respectively	11.8	8.2
Defined benefit pension plans, net of income taxes of $(22.6) and $(19.5), respectively	(37.0)	(26.5)
Retiree health care plan, net of income taxes of $(1.7) and $(0.5), respectively	(2.7)	(0.7)
Accumulated other comprehensive income	$34.4	$35.3

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum payments under noncancelable operating leases
We lease property and equipment primarily under operating leases. Renewal options exist for substantially all leases. Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2012:

Year
2013	$210.3
2014	160.4
2015	119.0
2016	87.1
2017	66.8
Thereafter	154.6
Total minimum lease payments	$798.2

Interest and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Other Expenses [Abstract]
Interest and Other Expenses
Interest and other expenses consisted of the following:

Year Ended December 31	2012	2011	2010
Interest expense	$41.8	$42.8	$43.7
Interest income	(6.6)	(7.3)	(6.2)
Foreign exchange losses	0.9	2.8	3.3
Miscellaneous expenses, net	7.2	6.0	2.4
Interest and other expenses	$43.3	$44.3	$43.2

Segment Data (Tables)	12 Months Ended
Dec. 31, 2012
Segment Data [Abstract]
Segment information - Revenues from Services, Operating Unit Profit (Loss)
Total assets for the segments are reported after the elimination of investments in subsidiaries and intercompany accounts.

Year Ended December 31	2012	2011	2010
Revenues from Services(a)
Americas:
United States(b)	$3,010.5	$3,137.3	$2,783.4
Other Americas	1,585.4	1,512.1	1,265.5
	4,595.9	4,649.4	4,048.9
Southern Europe:
France	5,425.6	6,179.1	5,208.6
Italy	1,056.8	1,255.8	1,044.2
Other Southern Europe	768.5	776.9	698.9
	7,250.9	8,211.8	6,951.7
Northern Europe	5,773.9	6,159.4	5,344.1
APME	2,728.8	2,661.7	2,147.2
Right Management	328.5	323.7	374.6
	$20,678.0	$22,006.0	$18,866.5
Operating Unit Profit (Loss)
Americas:
United States	$60.8	$94.1	$42.8
Other Americas	50.6	47.8	36.5
	111.4	141.9	79.3
Southern Europe:
France	56.7	85.2	47.1
Italy	45.4	74.1	47.5
Other Southern Europe	10.1	10.8	7.2
	112.2	170.1	101.8
Northern Europe	159.8	212.6	150.2
APME	90.7	78.8	47.2
Right Management	13.4	(1.4)	3.5
	487.5	602.0	382.0
Corporate expenses	(112.0)	(123.1)	(101.2)
Goodwill and intangible asset impairment charges	—	—	(428.8)
Intangible asset amortization expense(c)	(36.7)	(38.9)	(39.3)
Reclassification of French business tax(d)	72.9	84.2	65.3
Interest and other expenses	(43.3)	(44.3)	(43.2)
Earnings (loss) before income taxes	$368.4	$479.9	$(165.2)

Revenues by geographical region

Revenues from Services	2012	2011	2010
United States	$3,132.0	$3,254.6	$2,940.1
France	5,448.3	6,201.9	5,240.7
Italy	1,061.6	1,277.1	1,065.0
United Kingdom	1,898.1	1,880.4	1,822.2
Total Foreign	17,546.0	18,751.4	15,926.4

(b)
The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.

(c)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

(d)
The French business tax is reported in provision for income taxes rather than in cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our earnings (loss) before income taxes.

Segment information - Depreciation and Amortization Expense, Equity Investments, Earnings from Equity Investment, Long-Lived Assets and Additions to Long-Lived Assets

Year Ended December 31	2012	2011	2010
Depreciation and Amortization Expense
Americas:
United States	$13.4	$13.5	$15.4
Other Americas	4.2	4.0	3.7
	17.6	17.5	19.1
Southern Europe:
France	13.1	12.4	12.6
Italy	2.7	3.3	3.8
Other Southern Europe	2.4	2.7	2.9
	18.2	18.4	19.3
Northern Europe	15.8	17.0	18.3
APME	4.9	5.1	4.6
Right Management	5.1	5.9	7.3
Corporate	2.2	1.6	2.2
Amortization of intangible assets(a)	36.7	38.9	39.3
	$100.5	$104.4	$110.1
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	—	(0.4)	(0.6)
Italy	—	—	—
Other Southern Europe	—	—	—
	—	(0.4)	(0.6)
Northern Europe	2.5	4.3	5.2
APME	—	—	—
Right Management	—	—	—
	$2.5	$3.9	$4.6

(a)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2012	2011	2010
Total Assets
Americas:
United States	$1,511.0	$1,429.9	$1,361.4
Other Americas	317.5	291.8	257.6
	1,828.5	1,721.7	1,619.0
Southern Europe:
France	1,756.2	1,822.7	1,826.0
Italy	301.2	301.3	271.3
Other Southern Europe	187.8	170.3	170.6
	2,245.2	2,294.3	2,267.9
Northern Europe	1,732.5	1,714.3	1,682.2
APME	491.7	472.4	395.1
Right Management	95.4	75.7	86.1
Corporate(a)	619.3	621.3	679.4
	$7,012.6	$6,899.7	$6,729.7
Equity Investments
Americas:
United States	$3.0	$—	$—
Other Americas	—	—	—
	3.0	—	—
Southern Europe:
France	0.1	0.1	0.4
Italy	—	—	—
Other Southern Europe	—	—	—
	0.1	0.1	0.4
Northern Europe	81.5	75.0	70.5
APME	0.7	0.8	0.7
Right Management	—	—	—
	$85.3	$75.9	$71.6

(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2012	2011	2010
Long-Lived Assets(a)
Americas:
United States	$32.8	$35.5	$39.7
Other Americas	11.2	10.5	9.7
	44.0	46.0	49.4
Southern Europe:
France	59.4	46.0	43.2
Italy	7.0	7.9	7.7
Other Southern Europe	8.6	8.5	8.9
	75.0	62.4	59.8
Northern Europe	40.4	43.3	45.3
APME	22.4	23.3	17.8
Right Management	12.4	11.4	15.9
Corporate	1.2	2.5	4.0
	$195.4	$188.9	$192.2
Additions to Long-Lived Assets
Americas:
United States	$11.6	$10.0	$6.4
Other Americas	5.0	5.5	3.7
	16.6	15.5	10.1
Southern Europe:
France	25.6	16.4	18.8
Italy	1.8	3.7	3.6
Other Southern Europe	2.2	3.1	2.0
	29.6	23.2	24.4
Northern Europe	12.8	18.4	13.7
APME	5.6	5.5	7.2
Right Management	7.4	2.3	2.9
Corporate	—	—	0.2
	$72.0	$64.9	$58.5

Long-lived assets by geographical region

Long-Lived Assets	2012	2011	2010
United States	$39.7	$41.1	$48.2
France	61.0	48.1	45.8
Italy	7.1	8.1	8.1
United Kingdom	11.0	12.9	15.3
Total Foreign	155.7	147.8	144.0

Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Data (Unaudited) [Abstract]
Quarterly data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Year Ended December 31, 2012
Revenues from services	$5,096.4	$5,206.7	$5,172.3	$5,202.6	$20,678.0
Gross profit	847.4	861.7	856.2	876.7	3,442.0
Operating profit(a)	93.8	94.4	118.6	104.9	411.7
Net earnings	40.2	41.0	63.1	53.3	197.6
Net earnings per share — basic	$0.50	$0.51	$0.79	$0.68	$2.49
Net earnings per share — diluted(b)	0.50	0.51	0.79	0.68	2.47
Dividends per share	—	0.43	—	0.43	0.86
Market price:
High	$47.37	$47.90	$41.65	$42.93
Low	36.76	33.99	32.41	35.18
Year Ended December 31, 2011
Revenues from services	$5,072.4	$5,667.3	$5,782.3	$5,484.0	$22,006.0
Gross profit	857.6	962.2	951.3	935.2	3,706.3
Operating profit(c)	85.6	150.8	158.0	129.8	524.2
Net earnings	35.7	72.7	79.6	63.6	251.6
Net earnings per share — basic	$0.44	$0.89	$0.97	$0.79	$3.08
Net earnings per share — diluted(d)	0.43	0.87	0.97	0.78	3.04
Dividends per share	—	0.40	—	0.40	0.80
Market price:
High	$68.67	$68.14	$58.62	$45.92
Low	58.60	52.37	32.32	32.63

(a)	Included reorganization charges of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.

(b)	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.

(c)	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.

(d)	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.

Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Nature of operations [Abstract]
Number of offices worldwide	3,500												3,500
Number of countries and territories	80												80
Basis of consolidation [Abstract]
Ownership interest to qualify for equity method, maximum (in hundredths)	50.00%												50.00%
Ownership interest to qualify for equity method, minimum (in hundredths)	20.00%												20.00%
Carrying value of equity method investments	$ 85.3						$ 75.9						$ 85.3		$ 75.9		$ 71.6
Unremitted earnings from equity method investments													67.2		64.7
Revenues and receivables [Abstract]
Franchise fees													23.9		25.2		23.6
Deferred revenue - current	55.7						54.3						55.7		54.3
Deferred revenue - non-current	17.1						28.6						17.1		28.6
Allowance for doubtful accounts [Abstract]
Bad debt expense													29.2		25.9		28.9
Write-offs of accounts receivable													23.2		25		33.5
Advertising costs [Abstract]
Advertising expenses													27.2		34		29.2
Reorganization costs [Abstract]
Reorganization costs	26.6		1.2	20.9	0.1		21		0.5	1.4	0.2		48.8		23.1		36.1
Restructuring reserve [Roll Forward]
Balance, beginning of period					29.4						34.2		29.4		34.2
Severance costs, net													29.2		12.3
Office closure costs, net													19.6		10.8
Costs paid or utilized													(36.8)		(27.9)
Balance, end of year	41.4						29.4						41.4		29.4		34.2
Fair value of goodwill and tradenames [Abstract]
Goodwill impairment losses																	(311.6)
Intangible assets impairment losses																	(117.2)
Goodwill and intangible asset impairment charges													0		0		(428.8)
Non-cash impairment charges, net of tax																	311.6
Non-cash impairment charges, excluding goodwill																	72.7
Goodwill [Abstract]
Goodwill, Gross	1,041.3	[1]					984.7	[1]					1,041.3	[1]	984.7	[1]
Accumulated Amortization	0	[1]					0	[1]					0	[1]	0	[1]
Goodwill, Net	1,041.3	[1],[2]					984.7	[1],[2]					1,041.3	[1],[2]	984.7	[1],[2]	954.1	[2]
Accumulated impairment loss of goodwill	513.4						513.4						513.4		513.4		513.4
Income approach weight for goodwill impairment for certain reporting units (in hundredths)													75.00%
Market approach weight for goodwill impairment for certain reporting units (in hundredths)													25.00%
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	391.8						379.1						391.8		379.1
Finite-Lived Intangible Assets, Accumulated Amortization	213.2						176.1						213.2		176.1
Finite-Lived Intangible Assets, Net	178.6						203						178.6		203
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	152						151.9						152		151.9
Accumulated Amortization on Infinite Intangible Assets	0						0						0		0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	152						151.9						152		151.9
Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets, Gross (Excluding Goodwill), Total	543.8						531						543.8		531
Intangible Assets, Accumulated Amortization (Excluding Goodwill), Total	213.2						176.1						213.2		176.1
Intangible Assets, Net (Excluding Goodwill)	330.6						354.9						330.6		354.9
Amortization expense related to intangibles													36.7	[3]	38.9	[3]	39.3	[3]
Future amortization expense [Abstract}
2013	32.9												32.9
2014	27.9												27.9
2015	24.8												24.8
2016	20.8												20.8
2017	18.9												18.9
Number of reporting units experiencing strong indicators of impairment																	2
Marketable securities [Abstract]
Available-for-sale investments market value	0						0.4						0		0.4
Available-for-sale investments adjusted cost basis	0						0.1						0		0.1
Available-for-sale investments realized gains or losses													0.3		0		0
Available-for-sale investments unrealized loss							0								0
Ownership interest in our Swiss franchise (in hundredths)	49.00%												49.00%
Swiss Franchise Investment Market Value	192.5						175.8						192.5		175.8
Swiss franchise realized gains													0.1		0.1		0.5
Swiss franchise realized losses													0.2		0.3		0.2
Capitalized software for internal use [Abstract]
Capitalized Software, Useful Life, Minimum													3 years
Capitalized Software, Useful Life, Maximum													5 years
Net capitalized software	10.6						14.4						10.6		14.4
Amortization expense related to the capitalized software costs													7.3		7.8		11.6
Property and equipment [Abstract]
Property and equipment, gross	704.1						685.6						704.1		685.6
Share Repurchase Programs [Abstract]
Shares repurchased (in shares)													3.6		2.6		0.9
Total cost of shares repurchased													138.2		104.5		34.8
Dividends declared (in dollars per share)													$ 0.86		$ 0.8		$ 0.74
Total dividend paid													67.8		65.1		60.8
Authorized in 2007 [Member]
Share Repurchase Programs [Abstract]
Shares repurchased (in shares)															0.2		0.9
Authorized in 2010 [Member]
Share Repurchase Programs [Abstract]
Shares authorized to be repurchased (in shares)																	3
Shares repurchased (in shares)													0.6		2.4
Authorized in 2011 [Member]
Share Repurchase Programs [Abstract]
Shares authorized to be repurchased (in shares)							3								3
Shares repurchased (in shares)													3
Authorized in 2012 [Member]
Share Repurchase Programs [Abstract]
Shares authorized to be repurchased (in shares)	8												8
Land [Member]
Property and equipment [Abstract]
Property and equipment, gross	6.8						7.3						6.8		7.3
Building [Member]
Property and equipment [Abstract]
Property and equipment, gross	21						21.5						21		21.5
Furniture, Fixtures and Autos [Member]
Property and equipment [Abstract]
Property and equipment, gross	198.4						194.9						198.4		194.9
Computer Equipment [Member]
Property and equipment [Abstract]
Property and equipment, gross	169.2						164.4						169.2		164.4
Leasehold Improvements [Member]
Property and equipment [Abstract]
Property and equipment, gross	308.7						297.5						308.7		297.5
Trade Names [Member]
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	54	[4]					54	[4]					54	[4]	54	[4]
Accumulated Amortization on Infinite Intangible Assets	0	[4]					0	[4]					0	[4]	0	[4]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	54	[4]					54	[4]					54	[4]	54	[4]
Accumulated Impairment Loss	139.5						139.5						139.5		139.5
Reacquired Franchise Rights [Member]
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	98						97.9						98		97.9
Accumulated Amortization on Infinite Intangible Assets	0						0						0		0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	98						97.9						98		97.9
Technology [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	19.6						19.6						19.6		19.6
Finite-Lived Intangible Assets, Accumulated Amortization	19.6						19.6						19.6		19.6
Finite-Lived Intangible Assets, Net	0						0						0		0
Weighted-average useful lives (in years)													5 years
Franchise Agreements [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	18						18						18		18
Finite-Lived Intangible Assets, Accumulated Amortization	16.1						14.3						16.1		14.3
Finite-Lived Intangible Assets, Net	1.9						3.7						1.9		3.7
Weighted-average useful lives (in years)													10 years
Customer Relationships [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	339						328						339		328
Finite-Lived Intangible Assets, Accumulated Amortization	165.1						130.1						165.1		130.1
Finite-Lived Intangible Assets, Net	173.9						197.9						173.9		197.9
Weighted-average useful lives (in years)													14 years
Other [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	15.2						13.5						15.2		13.5
Finite-Lived Intangible Assets, Accumulated Amortization	12.4						12.1						12.4		12.1
Finite-Lived Intangible Assets, Net	2.8						1.4						2.8		1.4
Weighted-average useful lives (in years)													3 years
Minimum [Member]
Goodwill [Abstract]
Discount rate for goodwill impairment test (in hundredths)													10.60%
Minimum [Member] | Furniture, Fixtures and Autos [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													2 years
Minimum [Member] | Computer Equipment [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													2 years
Maximum [Member]
Goodwill [Abstract]
Discount rate for goodwill impairment test (in hundredths)													16.90%
Maximum [Member] | Building [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													40 years
Maximum [Member] | Furniture, Fixtures and Autos [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													16 years
Maximum [Member] | Computer Equipment [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													16 years
Carrying Amount [Member]
Assets [Abstract]
Total assets measured at fair value																	1,438.2
Fair Value Measurements [Abstract]
Euro-denominated notes	725.5						647.6						725.5		647.6
Fair Value [Member]
Assets [Abstract]
Total assets measured at fair value																	1,009.4
Fair Value Measurements [Abstract]
Euro-denominated notes	778.8						654.9						778.8		654.9
Recurring Basis [Member]
Assets [Abstract]
Available-for-sale securities	0						0.4						0		0.4
Foreign currency forward contracts	0.1						0						0.1		0
Deferred compensation plan assets	58.7						45.2						58.7		45.2
Total assets measured at fair value	58.8						45.6						58.8		45.6
Liabilities [Abstract]
Foreign currency forward contracts	0						0.3						0		0.3
Total liabilities	0						0.3						0		0.3
Recurring Basis [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Available-for-sale securities	0						0.4						0		0.4
Foreign currency forward contracts	0						0						0		0
Deferred compensation plan assets	58.7						45.2						58.7		45.2
Total assets measured at fair value	58.7						45.6						58.7		45.6
Liabilities [Abstract]
Foreign currency forward contracts	0						0						0		0
Total liabilities	0						0						0		0
Recurring Basis [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Available-for-sale securities	0						0						0		0
Foreign currency forward contracts	0.1						0						0.1		0
Deferred compensation plan assets	0						0						0		0
Total assets measured at fair value	0.1						0						0.1		0
Liabilities [Abstract]
Foreign currency forward contracts	0						0.3						0		0.3
Total liabilities	0						0.3						0		0.3
Recurring Basis [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Available-for-sale securities	0						0						0		0
Foreign currency forward contracts	0						0						0		0
Deferred compensation plan assets	0						0						0		0
Total assets measured at fair value	0						0						0		0
Liabilities [Abstract]
Foreign currency forward contracts	0						0						0		0
Total liabilities	0						0						0		0
Non-recurring Basis [Member]
Fair value of goodwill and tradenames [Abstract]
Goodwill																	954.1
Tradenames																	55.3
Non-recurring Basis [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of goodwill and tradenames [Abstract]
Goodwill																	0
Tradenames																	0
Non-recurring Basis [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Fair value of goodwill and tradenames [Abstract]
Goodwill																	0
Tradenames																	0
Non-recurring Basis [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Fair value of goodwill and tradenames [Abstract]
Goodwill																	954.1
Tradenames																	55.3
United States [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					3.3						7.4		3.3		7.4
Severance costs, net													3.4		1.3
Office closure costs, net													4		0.3
Costs paid or utilized													(6.9)		(5.7)
Balance, end of year	3.8						3.3						3.8		3.3
France [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					3.5						5.6		3.5		5.6
Office closure costs, net													1.7		0.4
Costs paid or utilized													(1.4)		(2.5)
Balance, end of year	3.8						3.5						3.8		3.5
Italy [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					0.4						0		0.4		0
Severance costs, net													0.7		0.9
Costs paid or utilized													(0.2)		(0.5)
Balance, end of year	0.9						0.4						0.9		0.4
Americas [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					4	[5]					7.4	[5]	4	[5]	7.4	[5]
Severance costs, net													5.8	[5]	2.1	[5]
Office closure costs, net													4	[5]	0.3	[5]
Costs paid or utilized													(9.3)	[5]	(5.8)	[5]
Balance, end of year	4.5	[5]					4	[5]					4.5	[5]	4	[5]
Goodwill [Abstract]
Goodwill, Net	467.1	[6]					461.8	[6]					467.1	[6]	461.8	[6]	465.5	[6]
Southern Europe [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					4.2	[7]					5.6	[7]	4.2	[7]	5.6	[7]
Severance costs, net													2.1	[7]	1.1	[7]
Office closure costs, net													1.7	[7]	0.4	[7]
Costs paid or utilized													(3.3)	[7]	(2.9)	[7]
Balance, end of year	4.7	[7]					4.2	[7]					4.7	[7]	4.2	[7]
Goodwill [Abstract]
Goodwill, Net	103.3	[8]					59.5	[8]					103.3	[8]	59.5	[8]	33.1	[8]
Northern Europe [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					11.8						5		11.8		5
Severance costs, net													8.3		5.5
Office closure costs, net													4.9		7.7
Costs paid or utilized													(9.4)		(6.4)
Balance, end of year	15.6						11.8						15.6		11.8
Goodwill [Abstract]
Goodwill, Net	270.7						260.7						270.7		260.7		265.1
APME [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					1.2						0.7		1.2		0.7
Severance costs, net													0.7		0.5
Office closure costs, net													0		0
Costs paid or utilized													(1.9)		0
Balance, end of year	0						1.2						0		1.2
Goodwill [Abstract]
Goodwill, Net	73.2						77.5						73.2		77.5		64.9
Right Management [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					8.2						14.4		8.2		14.4
Severance costs, net													3.1		3.1
Office closure costs, net													7.8		2.4
Costs paid or utilized													(12.5)		(11.7)
Balance, end of year	6.6						8.2						6.6		8.2
Goodwill [Abstract]
Goodwill, Net	62.1						60.3						62.1		60.3		60.6
Corporate [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					0						1.1		0		1.1
Severance costs, net													9.2		0
Office closure costs, net													1.2
Costs paid or utilized													(0.4)		(1.1)
Balance, end of year	10						0						10		0
Goodwill [Abstract]
Goodwill, Net	64.9	[2],[9]					64.9	[2],[9]					64.9	[2],[9]	64.9	[2],[9]	64.9	[2],[9]
Allowance for Doubtful Accounts [Member]
Allowance for doubtful accounts [Abstract]
Bad debt expense													29.2		25.9		28.9
Write-offs of accounts receivable													$ 23.2		$ 25		$ 33.5

[1]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
[2]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.
[3]	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
[4]	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2012 and 2011.
[5]	Balance related to United States was $7.4 as of January 1, 2011. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid/utilized $5.7, leaving a $3.3 liability as of December 31, 2011. In 2012, United States incurred $3.4 for severance costs and $4.0 for office closure costs and paid/utilized $6.9, leaving a $3.8 liability as of December 31, 2012.
[6]	Balances related to United States were $451.7, $448.3 and $448.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.
[7]	Balance related to France was $5.6 as of January 1, 2011. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. In 2012, France incurred $1.7 for office closure costs and paid/utilized $1.4, leaving a $3.8 liability as of December 31, 2012. Italy had no reorganization liability as of January 1, 2011. In 2011, Italy recorded severance costs of $0.9 and paid out $0.5, leaving a $0.4 liability as of December 31, 2011. In 2012, Italy incurred $0.7 for severance costs and paid $0.2, leaving a $0.9 liability as of December 31, 2012.
[8]	Balances related to France were $15.8, $42.1 and $83.8 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively. Balances related to Italy were $4.6, $5.4 and $5.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.
[9]	The majority of the Corporate balance as of December 31, 2012 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.

Acquisitions (Details) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended						3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			9 Months Ended		11 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)		Sep. 30, 2012 USD ($)		Jun. 30, 2012 USD ($)		Mar. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Sep. 30, 2011 USD ($)		Jun. 30, 2011 USD ($)		Mar. 31, 2011 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Apr. 16, 2012 Damilo Group [Member] USD ($)	Apr. 16, 2012 Damilo Group [Member] EUR (€)	Dec. 31, 2012 Damilo Group [Member] USD ($)	Dec. 31, 2012 Damilo Group [Member] EUR (€)	Apr. 05, 2010 COMSYS [Member] USD ($)	Dec. 31, 2012 COMSYS [Member] USD ($)	Dec. 31, 2011 COMSYS [Member] USD ($)	Dec. 31, 2010 COMSYS [Member] USD ($)	Sep. 22, 2011 Proservia SA [Member] USD ($)	Sep. 22, 2011 Proservia SA [Member] EUR (€)	Nov. 30, 2011 Proservia SA [Member] USD ($)	Nov. 30, 2011 Proservia SA [Member] EUR (€)	Dec. 31, 2012 Proservia SA [Member] USD ($)	Dec. 31, 2012 Proservia SA [Member] EUR (€)	Dec. 31, 2011 Proservia SA [Member] USD ($)	Dec. 31, 2011 Proservia SA [Member] EUR (€)	Dec. 31, 2012 All Other Acquisitions [Member] USD ($)	Dec. 31, 2011 All Other Acquisitions [Member] USD ($)	Dec. 31, 2010 All Other Acquisitions [Member] USD ($)
Business Acquisition [Line Items]
Acquisition date																							Apr 16, 2012	Apr 16, 2012	Apr 16, 2012	Apr 16, 2012	Apr 5, 2010	Apr 5, 2010	Apr 5, 2010	Apr 5, 2010	Sep 22, 2011	Sep 22, 2011	Sep 22, 2011	Sep 22, 2011	Sep 22, 2011	Sep 22, 2011	Sep 22, 2011	Sep 22, 2011
Total purchase price																							$ 28	€ 21.2									$ 29.4	€ 21.6					$ 21	$ 19.6	$ 32.3
Assumed liabilities																							44.6	33.8
Assets acquired, net of goodwill, related intangible assets and cash																							23.6	17.9
Percent of shares and voting rights acquired (in hundredths)																															70.00%	70.00%	100.00%	100.00%
Value of common stock acquired (price per share)																											$ 17.65						$ 19.93	€ 14.89
Business acquisition, debt repaid upon closing																											47.1
Percentage of consideration paid in common stock (in hundredths)																											50.00%
Consideration paid in common stock, number of shares issued (in shares)																											3.2
Consideration paid, equity portion																											188.5
Percentage of consideration paid in cash (in hundredths)																											50.00%
Consideration paid in cash																											191.4
Transaction costs associated with the acquisition																														10.8
Capital charges assumption as a percent of revenue (in hundredths)																														1.30%
Discount rate used in valuation of assets and liabilities acquired (in hundredths)																														13.00%
Fair Value of Assets Acquired and Liabilities Assumed [Abstract]
Cash and cash equivalents																											0.9								23.6
Accounts receivable, net																											207
Prepaid expenses and other assets																											2.1
Total current assets																											210
Goodwill																							40.6	30.8			281.6	278	278		27.7	20.7							5.6
Intangible assets																							8	6.3	7.6	5.8	127.1	67.1	85.4		14.7	11			12.4	9.4	14	10.8	0
Other assets																											50.5
Property and equipment																											5.2
Total assets																											674.4
Accounts payable																											135.9
Employee compensation payable																											40.8
Accrued liabilities																											14.3
Total current liabilities																											191
Other long-term liabilities																											56.4
Total liabilities assumed																											247.4
Net assets acquired																											427
Estimated useful life of finite-lived intangibles (in years)																												14 years
Goodwill deductible for tax purposes																												19.4
Revenues from services [Abstract]
Pro forma																					19,036.1
As reported	5,202.6		5,172.3		5,206.7		5,096.4		5,484		5,782.3		5,667.3		5,072.4		20,678	[1]	22,006	[1]	18,866.5	[1]
Net (loss) earnings [Abstract]
Pro forma																					(269.9)
As reported	$ 53.3		$ 63.1		$ 41		$ 40.2		$ 63.6		$ 79.6		$ 72.7		$ 35.7		$ 197.6		$ 251.6		$ (263.6)
Net (loss) earnings per share diluted [Abstract]
Pro forma (in dollars per share)																					$ (3.3)
As reported (in dollars per share)	$ 0.68	[2]	$ 0.79	[2]	$ 0.51	[2]	$ 0.5	[2]	$ 0.78	[3]	$ 0.97	[3]	$ 0.87	[3]	$ 0.43	[3]	$ 2.47	[2]	$ 3.04	[3]	$ (3.26)

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2012, 2011, 2010: United States $ 3,132.0, $ 3,254.6, $ 2,940.1; France 5,448.3, 6,201.9, 5,240.7; Italy 1,061.6, 1,277.1, 1,065.0; United Kingdom 1,898.1, 1,880.4, 1,822.2; Total Foreign 17,546.0, 18,751.4, 15,926.4.
[2]	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.
[3]	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.

Share-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended																				12 Months Ended							1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Exercise Price $27 - $34 [Member]	Dec. 31, 2012 Stock Options [Member] Exercise Price $35 - $44 [Member]	Dec. 31, 2012 Stock Options [Member] Exercise Price $45 - $55 [Member]	Dec. 31, 2012 Stock Options [Member] Exercise Price $56 - $93 [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Deferred Stock Units [Member] Board Service [Member]	Dec. 31, 2011 Deferred Stock Units [Member] Board Service [Member]	Dec. 31, 2010 Deferred Stock Units [Member] Board Service [Member]	Dec. 31, 2012 Deferred Stock Units [Member] Cash Retainer [Member]	Dec. 31, 2011 Deferred Stock Units [Member] Cash Retainer [Member]	Dec. 31, 2010 Deferred Stock Units [Member] Cash Retainer [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2009 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member] Board Service [Member]	Dec. 31, 2011 Restricted Stock Units [Member] Board Service [Member]	Dec. 31, 2010 Restricted Stock Units [Member] Board Service [Member]	Jul. 31, 2012 Performance Share Units [Member]	Feb. 28, 2012 Performance Share Units [Member]	Dec. 31, 2012 Performance Share Units [Member]	Dec. 31, 2011 Performance Share Units [Member]	Dec. 31, 2010 Performance Share Units [Member]	Jul. 31, 2012 Performance Share Units [Member] Threshold Award [Member]	Feb. 28, 2012 Performance Share Units [Member] Threshold Award [Member]	Dec. 31, 2011 Performance Share Units [Member] Threshold Award [Member]	Dec. 31, 2010 Performance Share Units [Member] Threshold Award [Member]	Jul. 31, 2012 Performance Share Units [Member] Target Award [Member]	Feb. 28, 2012 Performance Share Units [Member] Target Award [Member]	Dec. 31, 2011 Performance Share Units [Member] Target Award [Member]	Dec. 31, 2010 Performance Share Units [Member] Target Award [Member]	Jul. 31, 2012 Performance Share Units [Member] Outstanding Award [Member]	Feb. 28, 2012 Performance Share Units [Member] Outstanding Award [Member]	Dec. 31, 2011 Performance Share Units [Member] Outstanding Award [Member]	Dec. 31, 2010 Performance Share Units [Member] Outstanding Award [Member]	Dec. 31, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 U. K. Savings Related Share Option Scheme [Member]	Dec. 31, 2011 U. K. Savings Related Share Option Scheme [Member]	Dec. 31, 2010 U. K. Savings Related Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	$ 30	$ 31.4	$ 24.1			$ 9.4	$ 12.1	$ 14.3							$ 0.8	$ 0.8	$ 0.3				$ 10	$ 7	$ 4.4							$ 9.6	$ 11.3	$ 5.3														$ 0.2	$ 0.2	$ (0.2)
Income tax benefit recognized related to share-based compensation	2.4	3	3.7
Consideration received from stock-based awards	6	31.8	24.9
Excess income tax benefit recognized related to share-based compensation awards	(2.1)	3.1	3.7
Share-based payment award vesting period						4 years									1 year
Expiration period						10 years									3 years
Purchase price (in hundredths)																																													100.00%
Share-based compensation activity [Roll forward]
Outstanding, beginning of period (in shares)						5,265,000	5,940,000	5,858,000					0
Granted (in shares)						302,000	199,000	897,000					0	0
Exercised (in shares)						(116,000)	(721,000)	(682,000)
Expired or cancelled (in shares)						(107,000)	(153,000)	(133,000)
Outstanding, end of period (in shares)						5,344,000	5,265,000	5,940,000					0	0
Vested or expected to vest, end of period (in shares)						5,326,000	5,235,000	5,877,000
Exercisable, end of period (in shares)						4,210,000	3,626,000	3,446,000
Weighted average exercise price, Outstanding, beginning of period (in dollars per share)						$ 50	$ 48	$ 46
Weighted average exercise price, Granted (in dollars per share)						$ 45	$ 67	$ 53
Weighted average exercise price, Exercised (in dollars per share)						$ 34	$ 39	$ 37
Weighted average exercise price, Expired or cancelled (in dollars per share)						$ 51	$ 49	$ 50
Weighted average exercise price, Outstanding, end of period (in dollars per share)						$ 50	$ 50	$ 48
Weighted average exercise price, Vested or expected to vest, end of period (in dollars per share)						$ 50	$ 50	$ 48
Weighted average exercise price, Exercisable, end of period (in dollars per share)						$ 51	$ 51	$ 49
Weighted average remaining contractual term, Outstanding, end of period						5 years	5 years 8 months 12 days	6 years 2 months 12 days
Weighted average remaining contractual term, Vested or expected to vest, end of period (in years)						4 years 10 months 24 days	5 years 7 months 6 days	6 years 1 month 6 days
Weighted average remaining contractual term, Exercisable, end of period (in years)						4 years 3 months 18 days	4 years 9 months 18 days	4 years 8 months 12 days
Aggregate intrinsic value, Exercised						1	13	14
Aggregate intrinsic value, Outstanding, end of period						14	7
Aggregate intrinsic value, Exercisable, end of period						11	4
Fair value of options vested						11.4	14.3	12.7
Total unrecognized compensation cost, net of estimated forfeitures						10.5															14
Total unrecognized compensation cost, weighted-average period for recognition						1 year 6 months															1 year 10 months 24 days
Assumptions used to estimate fair value [Abstract]
Average risk-free interest rate (in hundredths)						1.10%	2.60%	2.60%
Expected dividend yield (in hundredths)						1.80%	1.10%	1.40%
Expected volatility (in hundredths)						44.00%	41.00%	41.00%
Expected term						5 years 10 months 24 days	5 years 10 months 24 days	5 years 4 months 24 days
Risk-free interest rate term						5 years
Weighted average of daily historical volatility of Company's stock price, weight (in hundredths)						75.00%
Implied volatility based on exchange traded options for Company's common stock, weight (in hundredths)						25.00%
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 15.88	$ 25.21	$ 19.26
Term for restrictions to lapse																					6 years
Stock units granted at period end (in shares)															14,685	8,732	4,448	28,400	23,566	18,403					20,559	9,978	13,341
Restricted stock activity [Roll forward]
Unvested, beginning of period (in shares)																					409,000	295,000	369,000
Granted (in shares)																					309,000	264,000	21,000
Vested (in shares)																					(124,000)	(143,000)	(86,000)
Forfeited (in shares)																					(5,000)	(7,000)	(9,000)
Unvested, end of period (in shares)																					589,000	409,000	295,000	369,000
Weighted average price per share, Unvested, beginning of period (in dollars per share)																					$ 59	$ 45	$ 43
Weighted average price per share, Granted (in dollars per share)																					$ 44	$ 67	$ 56
Weighted average price per share, Vested (in dollars per share)																					$ 40	$ 46	$ 41
Weighted average price per share, Forfeited (in dollars per share)																					$ 67	$ 52	$ 31
Weighted average price per share, Unvested, end of period (in dollars per share)																					$ 55	$ 59	$ 45	$ 43
Weighted average remaining contractual term, Unvested, end of period (in years)																					1 year 8 months 12 days	1 year 9 months 18 days	10 months 24 days	1 year 7 months 6 days
Aggregate intrinsic value, Unvested, end of period																					$ 25
Performance Share Units [Abstract]
Performance period range				1 year	3 years
Performance Share Units Activity [Abstract]
Grant Date																												Jul 1, 2012	Feb 15, 2012		Feb 16, 2011	Feb 18, 2010
Performance period																												2012-2014	2012		2011	2010-2011
Award payout percentage (in hundredths)																												50.00%	50.00%		50.00%	100.00%
Award Level																																	68,056	88,907	63,655	53,621	136,112	177,814	127,310	107,242	272,224	355,628	254,620	214,484
Vesting Date(s)																												December 31,2015 and 2016	December 31,2013 and 2014		December 31,2012 and 2013	December 31,2011
Units Forfeited in 2012 (at Target Award level)																																					18,824	19,137	5,668	2,500
Shares Issued in 2012																												0	0		106,394	196,125
Shares Subject to Holding Period as of December 31, 2012																												0	170,701		94,756	0
Award payout percentage of performance target (in hundredths)																													96.00%		158.00%	183.00%
Other Stock Plans [Abstract]
Requisite service period (in years)																																														1 year
Purchase price, minimum (in hundredths)																																														85.00%
Possible vesting period term																																														either three, five or seven years
Payroll deduction period to accumulate funds used for share-based payment award (in months)																																														60 months
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)									$ 27	$ 35	$ 45	$ 56
Exercise price range, upper range limit (in dollars per share)									$ 34	$ 44	$ 55	$ 93
Options outstanding, shares (in shares)						5,344,000			1,211,000	1,073,000	1,522,000	1,538,000
Options outstanding, weighted-average remaining contractual life						5 years			5 years 4 months 24 days	3 years 10 months 24 days	5 years 2 months 12 days	5 years
Options outstanding, weighted-average exercise price (in dollars per share)						$ 50			$ 31	$ 44	$ 53	$ 66
Options exercisable, shares (in shares)						4,210,000			918,000	775,000	1,127,000	1,390,000
Options exercisable, weighted-average exercise price (in dollars per share)						$ 51			$ 31	$ 44	$ 53	$ 66

Net Earnings (Loss) Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Earnings Per Share - Basic [Abstract]
Net earnings available to common shareholders	$ 53.3		$ 63.1		$ 41		$ 40.2		$ 63.6		$ 79.6		$ 72.7		$ 35.7		$ 197.6		$ 251.6		$ (263.6)
Weighted-average common shares outstanding - basic (in shares)																	79,500,000		81,600,000		81,000,000
Net earnings per share - basic (in dollars per share)	$ 0.68		$ 0.79		$ 0.51		$ 0.5		$ 0.79		$ 0.97		$ 0.89		$ 0.44		$ 2.49		$ 3.08		$ (3.26)
Net Earnings Per Share - Diluted [Abstract]
Net earnings available to common shareholders	$ 53.3		$ 63.1		$ 41		$ 40.2		$ 63.6		$ 79.6		$ 72.7		$ 35.7		$ 197.6		$ 251.6		$ (263.6)
Weighted-average common shares outstanding - basic (in shares)																	79,500,000		81,600,000		81,000,000
Effect of dilutive securities - stock options (in shares)																	300,000		700,000		0
Effect of other share-based awards (in shares)																	300,000		500,000		0
Weighted-average common shares outstanding - diluted (in shares)																	80,100,000		82,800,000		81,000,000
Net earnings per share - diluted (in dollars per share)	$ 0.68	[1]	$ 0.79	[1]	$ 0.51	[1]	$ 0.5	[1]	$ 0.78	[2]	$ 0.97	[2]	$ 0.87	[2]	$ 0.43	[2]	$ 2.47	[1]	$ 3.04	[2]	$ (3.26)
Share-based awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of Net Earnings Per Share (in shares)																	4,257,000		3,074,000		6,583,000
Weighted-average remaining life (in years)																	4 years 9 months 18 days		6 years 3 months 18 days		5 years 9 months 18 days
Share-based awards [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price range (in dollars per share)																	$ 40		$ 52		$ 11
Share-based awards [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price range (in dollars per share)																	$ 93		$ 93		$ 93

[1]	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.
[2]	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal	$ 17.5	$ 24.2	$ 37.4
State	9.6	2.8	3.2
Non-United States	155.3	176.5	126.3
Total current	182.4	203.5	166.9
Deferred
Federal	(20.4)	(2.3)	(81.1)
State	0.5	3.3	(2.9)
Non-United States	8.3	23.8	15.5
Total deferred	(11.6)	24.8	(68.5)
Total provision	170.8	228.3	98.4
U.S. Federal statutory rate (in hundredths)	35.00%
Income Tax Reconciliation [Abstract]
Income tax based on statutory rate	128.9	168	(57.8)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	6.7	5.2	(0.6)
Non-United States tax rate difference	40.8	40.6	38.7
Repatriation of non-United States earnings	(16.9)	11.1	(4.8)
Change in valuation reserve	4.7	(3.3)	11.7
Non-deductible goodwill impairment charge	0	0	109.1
Other, net	6.6	6.7	2.1
Total provision	170.8	228.3	98.4
Future Income Tax Benefits / (Expense)
Total future tax benefits	122.7	134.2
Current tax asset	60.6	52.4
Current tax liability	(3.9)	(1.4)
Noncurrent tax asset	84.4	102.7
Noncurrent tax liability	(18.4)	(19.5)
Expirations of Net Operating Loss Carryforwards [Abstract]
Valuation allowance, net operating losses	118.1
Pretax income of non-U.S operations	234.6	395.5	191.1
Unrecognized Tax Benefits [Abstract]
Tax benefits relating to unrecognized tax benefits	2.5	3.6
Amount of unrecognized tax benefit that would affect the effective tax rate, if recognized	26	23.4
Interest and penalties related to unrecognized tax benefits	0.1	0.6	(1.3)
Tax benefit recognized due to statute expirations			(1.8)
Unrecognized tax benefits [Roll forward]
Gross unrecognized tax benefits, beginning of year	25	25	41.7
Increases in prior year tax positions	5.8	0.9	3
Decreases in prior year tax positions	(0.8)	(1.5)	(2)
Increases for current year tax positions	3.1	2.5	0
Expiration of statute of limitations and audit settlements	(6.7)	(1.9)	(17.7)
Gross unrecognized tax benefits, end of year	26.4	25	25
Potential interest and penalties	2.1	2	1.4
Balance, end of year	28.5	27	26.4
Number of countries and territories in which the Company operates	80
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Deferred Tax Liability Not Recognized [Line Items]
Unremitted earnings of non-U.S subsidiaries	594.8
Unremitted earnings of non-U.S. subsidiaries that may be remitted	341.1
Deferred Tax Liability [Abstract]
Deferred tax liability, undistributed foreign earnings	15.7	22
U.S. Federal and Non-U.S. [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
2013	1.9
2014	7
2015	7.1
2016	10.5
2017	5.6
Thereafter	134.7
No expirations	316.6
Total net operating loss carryforwards	483.4
U.S. State [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
2013	2
2014	7.6
2015	4.1
2016	2.9
2017	6.2
Thereafter	288.1
No expirations	0
Total net operating loss carryforwards	310.9
Current [Member]
Future Income Tax Benefits / (Expense)
Accrued payroll taxes and insurance	11.8	10.7
Employee compensation payable	20.3	26.8
Pension and postretirement benefits	(3)	(5.6)
Other	32.5	22
Valuation allowance	(4.9)	(2.9)
Total current future income tax benefits (expense)	56.7	51
Noncurrent [Member]
Future Income Tax Benefits / (Expense)
Accrued payroll taxes and insurance	19.9	22.5
Pension and postretirement benefits	58.7	55
Other	82.7	103.5
Valuation allowance	(126.2)	(116.3)
Intangible assets	(118.1)	(126.4)
Net operating losses	149	144.9
Total noncurrent future income tax benefits (expense)	$ 66	$ 83.2

Goodwill, Changes in Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, beginning of period	$ 984.7	[1],[2]	$ 954.1	[1]
Goodwill acquired	46.2	[1]	39.8	[1]
Currency and other impacts	10.4	[1]	(9.2)	[1]
Goodwill, end of period	1,041.3	[1],[2]	984.7	[1],[2]
Accumulated impairment loss	513.4		513.4		513.4
United States [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					451.7
Goodwill, end of period	504		503.8		451.7
Americas [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	461.8	[3]	465.5	[3]
Goodwill acquired	4.8	[3]	0	[3]
Currency and other impacts	0.5	[3]	(3.7)	[3]
Goodwill, end of period	467.1	[3]	461.8	[3]
Americas [Member] | United States [Member]
Goodwill [Roll Forward]
Goodwill, end of period	448.5		448.3
Southern Europe [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	59.5	[4]	33.1	[4]
Goodwill acquired	41.4	[4]	26.8	[4]
Currency and other impacts	2.4	[4]	(0.4)	[4]
Goodwill, end of period	103.3	[4]	59.5	[4]
France [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					15.8
Goodwill, end of period	83.8		42.1		15.8
Italy [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					4.6
Goodwill, end of period	5.5		5.4		4.6
Northern Europe [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	260.7		265.1
Goodwill acquired	0		0
Currency and other impacts	10		(4.4)
Goodwill, end of period	270.7		260.7
APME [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	77.5		64.9
Goodwill acquired	0		13
Currency and other impacts	(4.3)		(0.4)
Goodwill, end of period	73.2		77.5
Right Management [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	60.3		60.6
Goodwill acquired	0		0
Currency and other impacts	1.8		(0.3)
Goodwill, end of period	62.1		60.3
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	64.9	[1],[5]	64.9	[1],[5]
Goodwill acquired	0	[1],[5]	0	[1],[5]
Currency and other impacts	0	[1],[5]	0	[1],[5]
Goodwill, end of period	64.9	[1],[5]	64.9	[1],[5]
Jefferson Wells [Member]
Goodwill [Roll Forward]
Goodwill, end of period	$ 55.5

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
[3]	Balances related to United States were $451.7, $448.3 and $448.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.
[4]	Balances related to France were $15.8, $42.1 and $83.8 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively. Balances related to Italy were $4.6, $5.4 and $5.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.
[5]	The majority of the Corporate balance as of December 31, 2012 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.

Goodwill, Reporting Unit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 1,041.3	[1],[2]	$ 984.7	[1],[2]	$ 954.1	[1]
United States [Member]
Goodwill [Line Items]
Goodwill	504		503.8		451.7
France [Member]
Goodwill [Line Items]
Goodwill	83.8		42.1
Netherlands (Vitae) [Member]
Goodwill [Line Items]
Goodwill	80.7		79.3
Right Management [Member]
Goodwill [Line Items]
Goodwill	62.1		60.3
Other reporting units [Member]
Goodwill [Line Items]
Goodwill	310.7	[3]	299.2	[3]
Elan [Member]
Goodwill [Line Items]
Goodwill			$ 123.8

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
[3]	Elan reporting unit, which carried $123.8 of goodwill as of December 31, 2011, was integrated into other reporting units within our Northern Europe reportable segment as of January 1, 2012.

Debt (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 $800M Credit Agreement [Member] USD ($)	Dec. 31, 2011 $800M Credit Agreement [Member] USD ($)	Oct. 05, 2011 $800M Credit Agreement [Member] USD ($)	Oct. 04, 2011 Prior Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Uncommitted Credit Lines [Member] USD ($)	Dec. 31, 2012 Euro 350 Due June 2018 [Member] EUR (€)	Dec. 31, 2012 Euro 350 Due June 2018 [Member] USD ($)	Dec. 31, 2011 Euro 350 Due June 2018 [Member] USD ($)	Dec. 31, 2012 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2012 Euro 200 Due June 2013 [Member] EUR (€)	Dec. 31, 2011 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2012 Euro 300 Due June 2012 [Member] USD ($)	Dec. 31, 2012 Euro 300 Due June 2012 [Member] EUR (€)	Dec. 31, 2011 Euro 300 Due June 2012 [Member] USD ($)	Dec. 31, 2012 Other Debt [Member] USD ($)	Dec. 31, 2011 Other Debt [Member] USD ($)
Short-Term Debt [Abstract]
Short-term borrowings	$ 43.3	$ 42.4
Weighted-average interest rates (in hundredths)	9.10%	11.90%
Debt Instrument [Line Items]
Long-term debt	726.8	657.8							461.7	0	263.8		258.9	0		388.7	1.3	10.2
Less: current maturities	264.7	391.8
Long-term debt	462.1	266
Principal amount (Euros in millions)								350				200			300
Interest rate (in hundredths)									4.50%		4.75%	4.75%
Maturity date								Jun 22, 2018			Jun 14, 2013	Jun 14, 2013		Jun 1, 2012	Jun 1, 2012
Proceeds from Notes Payable								348.7
Discounted issue price (in hundredths)									99.97%		99.35%	99.35%
Effective interest rate (in hundredths)									4.51%		4.86%	4.86%
Unamortized discount											1.6	1.3
Revolving Credit Agreement [Abstract]
Uncommitted credit lines, maximum borrowing capacity			800		800	400	379.4
Uncommitted credit lines, remaining borrowing capacity			799.1	798.4			334.8
Uncommitted credit lines, current borrowing capacity after limitations							255.4
Line of credit facility date entered			Oct 5, 2011
Portion which may be used for the issuance of stand-by letters of credit					150
Expiration date			Oct 4, 2016
Outstanding letters of credit			0.9	1.6
Facility fee (in hundredths)			0.23%
Credit spread (in hundredths)			1.28%
Impact of downgrades from credit rating agencies on facility fees	from approximately $0.2 to $0.4 annually
Covenant terms			The Agreement contains customary restrictive covenants pertaining to our management and operations, including limitations on the amount of subsidiary debt that we may incur and limitations on our ability to pledge assets, as well as financial covenants, including covenants requiring, among other things, that we comply with a leverage ratio (net Debt-to-EBITDA) of not greater than 3.5 to 1 and a fixed charge coverage ratio of not less than 1.5 to 1. The Agreement also contains customary events of default, including, among others, payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy or involuntary proceedings, certain monetary and non-monetary judgments, change of control and customary ERISA defaults.
Covenant compliance			As defined in the Agreement, we had a net Debt-to-EBITDA ratio of 0.97 to 1 (compared to the maximum allowable ratio of 3.5 to 1) and a Fixed Charge Coverage ratio of 2.84 to 1 (compared to the minimum required ratio of 1.5 to 1) as of December 31, 2012.
Debt to EBITDA Ratio, Maximum			3.5
Fixed Charge Coverage Ratio, Minimum			1.5
Debt to EBITDA			0.97
Fixed Charge Coverage Ratio			2.84
Debt Maturities [Abstract]
2014	0.4
2015	0
2016	0
2017	$ 0

Retirement and Deferred Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Retiree Health Care Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next fiscal year (in hundredths)	7.50%
Ultimate health care cost trend rate (in hundredths)	5.00%
Year that health care cost trend rate reaches ultimate trend rate	2020
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of 1% increase on total of service and interest cost components	$ 0.2
Effect of 1% decrease on total of service and interest cost components	(0.2)
Effect of 1% increase on benefit obligation	4.1
Effect of 1% decrease on benefit obligation	(3.5)
Defined Contribution Plans and Deferred Compensation Plans[Abstract]
Total expense for employer match and profit sharing contributions	21.5		24.6		23.7
Deferred compensation plans, asset and liability	55.5		41.3
United States Plans [Member]
Defined Benefit Plan [Roll forward]
Benefit obligation, beginning of year	57.5		56.2
Service cost	0		0
Interest cost	2.6		2.8
Curtailments	0		0
Transfers	0		0
Actuarial loss	6		3.1
Plan participant contributions	0		0
Benefits paid	(4.2)		(4.6)
Currency exchange rate changes	0
Benefit obligation, end of year	61.9		57.5		56.2
Change in Plan Assets [Roll forward]
Fair value of plan assets, beginning of year	34.7		36.4
Actual return on plan assets	2.8		(0.4)
Curtailments	0		0
Transfers	0		0
Plan participant contributions	0		0
Company contributions	2.7		3.3
Benefits paid	(4.2)		(4.6)
Currency exchange rate changes	0		0
Fair value of plan assets, end of year	36		34.7		36.4
Funded Status at End of Year [Abstract]
Funded status, end of year	(25.9)		(22.8)
Amounts Recognized [Abstract]
Noncurrent assets	11.6		12.2
Current liabilities	(2.9)		(2.8)
Noncurrent liabilities	(34.6)		(32.2)
Net amount recognized	(25.9)		(22.8)
Amounts recognized in accumulated Other Comprehensive Income / Loss, net of tax [Abstract]
Net loss	15.8		12.8
Prior service cost	0.1		0.2
Total	15.9		13
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	0		0
Interest cost	2.6		2.8
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	3.70%		4.60%
Rate of compensation increase (in hundredths)	3.00%		3.00%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate (in hundredths)	4.60%		5.10%		5.70%
Expected long-term return on plan assets (in hundredths)	6.30%		7.00%		7.30%
Rate of compensation increase (in hundredths)	3.00%		4.00%		4.00%
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	36		34.7		36.4
United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	17.9		17.2
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.9		17.2
United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	18.1		17.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	18.1		17.5
United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Non-United States Plans [Member]
Defined Benefit Plan [Roll forward]
Benefit obligation, beginning of year	264.7		244.8
Service cost	10.4		9.9
Interest cost	12.5		12.7
Curtailments	0		(1.9)
Transfers	(0.1)		(0.5)
Actuarial loss	20.4		9.4
Plan participant contributions	2.2		2.4
Benefits paid	(5.6)		(6.6)
Currency exchange rate changes	10.7		(5.5)
Benefit obligation, end of year	315.2		264.7		244.8
Change in Plan Assets [Roll forward]
Fair value of plan assets, beginning of year	250.4		226.1
Actual return on plan assets	21.2		17.4
Curtailments	0		(1.1)
Transfers	0		(1.1)
Plan participant contributions	2.2		2.4
Company contributions	17.7		18.3
Benefits paid	(5.6)		(6.6)
Currency exchange rate changes	10.5		(5)
Fair value of plan assets, end of year	296.4		250.4		226.1
Funded Status at End of Year [Abstract]
Funded status, end of year	(18.8)		(14.3)
Amounts Recognized [Abstract]
Noncurrent assets	31.4		29
Current liabilities	(0.3)		(0.2)
Noncurrent liabilities	(49.9)		(43.1)
Net amount recognized	(18.8)		(14.3)
Amounts recognized in accumulated Other Comprehensive Income / Loss, net of tax [Abstract]
Net loss	14.8		7
Prior service cost	6.3		6.5
Total	21.1		13.5
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	10.4		9.9
Interest cost	12.5		12.7
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.20%		4.70%
Rate of compensation increase (in hundredths)	3.60%		4.00%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate (in hundredths)	4.70%		5.10%		5.50%
Expected long-term return on plan assets (in hundredths)	4.70%		5.30%		5.50%
Rate of compensation increase (in hundredths)	4.00%		4.30%		4.50%
Expected long-term rate of return, non-U.S., lowest (in hundredths)	3.50%
Expected long-term rate of return, non-U.S., highest (in hundredths)	5.00%
Number of foreign plans using guaranteed insurance contracts	5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	296.4		250.4		226.1
Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	176.7		147.3
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	176.7		147.3
Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	119.7		103.1
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	119.7		103.1
Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Defined Benefit Pension Plans [Member]
Defined Benefit Plan [Roll forward]
Service cost	10.4		9.9		8.6
Interest cost	15.1		15.5		14.5
Plans with accumulated benefit obligations in excess of fair value of plan assets [Abstract]
Accumulated benefit obligation for plans that have plan assets	272.8		233.2
Accumulated benefit obligation	9.2		6.3
Plan assets	8.5		6.2
Plans with projected benefit obligation in excess of fair value of plan assets [Abstract]
Projected benefit obligation	16.7		41.7
Plan assets	12.4		35.8
Accumulated benefit obligation for plans that do not have plan assets	70		61.3
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	10.4		9.9		8.6
Interest cost	15.1		15.5		14.5
Expected return on assets	(14.7)		(15.2)		(13.4)
Curtailment and settlement	0		(1)		0
Net loss (gain)	1.1		(0.2)		(1.2)
Prior service cost	0.7		0.7		0.7
Net periodic benefit cost	12.6		9.7		9.2
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income / Loss [Abstract]
Net loss	15.4		11.6		8.5
Amortization of net (loss) gain	(1.1)		0.2		1.2
Amortization of prior service cost	(0.7)		(0.7)		(0.7)
Total recognized in other comprehensive loss	13.6		11.1		9
Total recognized in net periodic benefit cost and other comprehensive loss	26.2		20.8		18.2
Expected to be recognized net gain due to settlements and curtailments during next fiscal year	2.3
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	3.4
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0.5
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Estimated employer contribution to pension plans during next fiscal year	18
Projected benefit payment estimates [Abstract]
2013	11.3
2014	11.9
2015	12.3
2016	13
2017	14.3
2018-2022	81.8
Total projected benefit payments	144.6
Retiree Health Care Plan [Member]
Defined Benefit Plan [Roll forward]
Benefit obligation, beginning of year	28.5		25.5
Service cost	0.1		0.1		0.1
Interest cost	1.3		1.3		1.4
Actuarial loss	3.2		3.3
Plan participant contributions	0.2		0.1
Benefits paid	(1.9)		(1.9)
Retiree drug subsidy reimbursement	0.1		0.1
Benefit obligation, end of year	31.5		28.5		25.5
Change in Plan Assets [Roll forward]
Plan participant contributions	0.2		0.1
Benefits paid	(1.9)		(1.9)
Funded Status at End of Year [Abstract]
Funded status, end of year	(31.5)		(28.5)
Amounts Recognized [Abstract]
Current liabilities	(1.8)		(1.6)
Noncurrent liabilities	(29.7)		(26.9)
Net amount recognized	(31.5)		(28.5)
Amounts recognized in accumulated Other Comprehensive Income / Loss, net of tax [Abstract]
Net loss	2.7		0.7
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	0.1		0.1		0.1
Interest cost	1.3		1.3		1.4
Net loss (gain)	0		0		(0.1)
Net periodic benefit cost	1.4		1.4		1.4
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income / Loss [Abstract]
Net loss	3.2		3.3		1.1
Amortization of net (loss) gain	0		0		0.1
Total recognized in other comprehensive loss	3.2		3.3		1.2
Total recognized in net periodic benefit cost and other comprehensive loss	4.6		4.7		2.6
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0.3
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	3.90%		4.80%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate (in hundredths)	4.80%		5.30%		5.70%
Projected benefit payment estimates [Abstract]
2013	1.6
2014	1.6
2015	1.6
2016	1.6
2017	1.6
2018-2022	8.3
Total projected benefit payments	16.3
Cash and Cash Equivalents [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	1.8	[1]	1.8	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.8	[1]	1.8	[2]
Cash and Cash Equivalents [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	1.8	[1]	1.8	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.8	[1]	1.8	[2]
Cash and Cash Equivalents [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]	0	[2]
Cash and Cash Equivalents [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]	0	[2]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	2.6	[1]	1.5	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	2.6	[1]	1.5	[2]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	2.6	[1]	1.5	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	2.6	[1]	1.5	[2]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]	0	[2]
Cash and Cash Equivalents [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[1]	0	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[1]	0	[2]
Equity Securities, United States Companies [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	16.1		15.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	16.1		15.4
Equity Securities, United States Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	16.1		15.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	16.1		15.4
Equity Securities, United States Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, United States Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	72.8		57.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	72.8		57.9
Equity Securities, International Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	72.8		57.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	72.8		57.9
Equity Securities, International Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	18.1	[3]	17.5	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	18.1	[3]	17.5	[4]
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	18.1	[3]	17.5	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	18.1	[3]	17.5	[4]
Fixed Income Securities, Government Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Government Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[3]	0	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[3]	0	[4]
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		59.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		59.4
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		59.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		59.4
Fixed Income Securities, Corporate Bonds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	112.9		38.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	112.9		38.4
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	112.9		38.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	112.9		38.4
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Unitized Funds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	101.3	[5]	87.9	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	101.3	[5]	87.9	[6]
Unitized Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	101.3	[5]	87.9	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	101.3	[5]	87.9	[6]
Unitized Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0	[5]	0	[6]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0	[5]	0	[6]
Unitized Funds [Member] | Fixed Income Securities [Member] | Non-United States Plans [Member]
Fair value of pension plan assets by asset category [Abstract]
Percentage investment of plan assets (in hundredths)	80.00%		80.00%
Unitized Funds [Member] | Equity Securities [Member] | Non-United States Plans [Member]
Fair value of pension plan assets by asset category [Abstract]
Percentage investment of plan assets (in hundredths)	20.00%		10.00%
Unitized Funds [Member] | Cash and Cash Equivalents [Member] | Non-United States Plans [Member]
Fair value of pension plan assets by asset category [Abstract]
Percentage investment of plan assets (in hundredths)	0.00%		10.00%
Real Estate Funds [Member] | United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | Non-United States Plans [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	6.8		5.3
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	6.8		5.3
Real Estate Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	6.8		5.3
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	6.8		5.3
Real Estate Funds [Member] | Non-United States Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in Plan Assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	$ 0		$ 0

[1]	This category includes a prime obligations money market portfolio.
[2]	This category includes a prime obligations money market portfolio
[3]	This category includes United States Treasury/Federal agency securities and foreign government securities.
[4]	This category includes United States Treasury/Federal agency securities and foreign government securities.
[5]	This category includes investments in approximately 80% fixed income securities and 20% equity.
[6]	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.

Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Foreign currency translation	$ 186.8	$ 186.6
Translation loss on net investment hedge, net of income taxes of $(31.3) and $(26.5), respectively	(51.1)	(43.2)
Translation loss on long-term intercompany loans	(73.4)	(89.1)
Unrealized gain on investments, net of income taxes of $3.9 and $2.8, respectively	11.8	8.2
Accumulated other comprehensive income	34.4	35.3
Translation loss on net investment hedge, taxes	(31.3)	(26.5)
Unrealized gain on investments, taxes	3.9	2.8
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	(37)	(26.5)
Defined benefit plan, taxes	(22.6)	(19.5)
Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	(2.7)	(0.7)
Defined benefit plan, taxes	$ (1.7)	$ (0.5)

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payments under noncancelable operating leases [Abstract]
2013	$ 210.3
2014	160.4
2015	119
2016	87.1
2017	66.8
Thereafter	154.6
Total minimum lease payments	798.2
Rental expense [Abstract]
Rental expense for all operating leases	$ 245.1	$ 254.3	$ 248.8

Interest and Other Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Other Expenses [Abstract]
Interest expense	$ 41.8	$ 42.8	$ 43.7
Interest income	(6.6)	(7.3)	(6.2)
Foreign exchange losses	0.9	2.8	3.3
Miscellaneous expenses, net	7.2	6	2.4
Interest and other expenses	$ 43.3	$ 44.3	$ 43.2

Derivative Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Carrying Amount [Member] USD ($)	Dec. 31, 2011 Carrying Amount [Member] USD ($)	Dec. 31, 2012 Carrying Amount [Member] Euro-denominated Note EUR350 [Member] USD ($)	Dec. 31, 2012 Carrying Amount [Member] Euro-denominated Note EUR350 [Member] EUR (€)	Dec. 31, 2012 Carrying Amount [Member] Euro-denominated Note EUR200 [Member] USD ($)	Dec. 31, 2012 Carrying Amount [Member] Euro-denominated Note EUR200 [Member] EUR (€)
Net investment hedges [Abstract]
Euro-denominated notes			$ 725.5	$ 647.6	$ 461.7	€ 350	$ 263.8	€ 200
Unrealized loss from economic hedges included in accumulated other comprehensive income, net of taxes	(51.1)	(43.2)
Gain associated with forward contracts included in interest and other expenses	$ 0.8

Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
Legal costs	$ 10
Settlement agreement	8
Guarantee contracts and stand-by letters of credit	166.8
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Loss Contingency	37.9
Guarantees [Member]
Loss Contingencies [Line Items]
Loss Contingency	$ 128.9

Segment Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services	$ 5,202.6		$ 5,172.3	$ 5,206.7	$ 5,096.4	$ 5,484		$ 5,782.3	$ 5,667.3	$ 5,072.4	$ 20,678	[1]	$ 22,006	[1]	$ 18,866.5	[1]
Operating Unit Profit (Loss)											487.5		602		382
Corporate expenses											(112)		(123.1)		(101.2)
Goodwill and intangible asset impairment charges											0		0		(428.8)
Intangible asset amortization expense											(36.7)	[2]	(38.9)	[2]	(39.3)	[2]
Reclassification of French business tax											72.9	[3]	84.2	[3]	65.3	[3]
Interest and other expenses											(43.3)		(44.3)		(43.2)
Earnings (loss) before income taxes											368.4		479.9		(165.2)
Other segment disclosures [Abstract]
Total Assets	7,012.6					6,899.7					7,012.6		6,899.7		6,729.7
Depreciation and amortization											100.5		104.4		110.1
Amortization of intangible assets											36.7	[2]	38.9	[2]	39.3	[2]
Earnings from Equity Investments											2.5		3.9		4.6
Equity Investments	85.3					75.9					85.3		75.9		71.6
Long-Lived Assets	195.4	[4]				188.9	[4]				195.4	[4]	188.9	[4]	192.2	[4]
Additions to Long-Lived Assets											72		64.9		58.5
United States [Member]
Revenues by geographical region
Revenues from services											3,132		3,254.6		2,940.1
France [Member]
Revenues by geographical region
Revenues from services											5,448.3		6,201.9		5,240.7
Italy [Member]
Revenues by geographical region
Revenues from services											1,061.6		1,277.1		1,065
United Kingdom [Member]
Revenues by geographical region
Revenues from services											1,898.1		1,880.4		1,822.2
Total Foreign [Member]
Revenues by geographical region
Revenues from services											17,546		18,751.4		15,926.4
United States [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	39.7					41.1					39.7		41.1		48.2
France [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	61					48.1					61		48.1		45.8
Italy [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	7.1					8.1					7.1		8.1		8.1
United Kingdom [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	11					12.9					11		12.9		15.3
Total Foreign [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	155.7					147.8					155.7		147.8		144
Americas reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											4,595.9	[1]	4,649.4	[1]	4,048.9	[1]
Operating Unit Profit (Loss)											111.4		141.9		79.3
Other segment disclosures [Abstract]
Total Assets	1,828.5					1,721.7					1,828.5		1,721.7		1,619
Depreciation and amortization											17.6		17.5		19.1
Earnings from Equity Investments											0		0		0
Equity Investments	3					0					3		0		0
Long-Lived Assets	44	[4]				46	[4]				44	[4]	46	[4]	49.4	[4]
Additions to Long-Lived Assets											16.6		15.5		10.1
Americas reportable segment [Member] | United States [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											3,010.5	[1],[5]	3,137.3	[1],[5]	2,783.4	[1],[5]
Operating Unit Profit (Loss)											60.8		94.1		42.8
Other segment disclosures [Abstract]
Total Assets	1,511					1,429.9					1,511		1,429.9		1,361.4
Depreciation and amortization											13.4		13.5		15.4
Earnings from Equity Investments											0		0		0
Equity Investments	3					0					3		0		0
Long-Lived Assets	32.8	[4]				35.5	[4]				32.8	[4]	35.5	[4]	39.7	[4]
Additions to Long-Lived Assets											11.6		10		6.4
Americas reportable segment [Member] | Other Americas [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,585.4	[1]	1,512.1	[1]	1,265.5	[1]
Operating Unit Profit (Loss)											50.6		47.8		36.5
Other segment disclosures [Abstract]
Total Assets	317.5					291.8					317.5		291.8		257.6
Depreciation and amortization											4.2		4		3.7
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	11.2	[4]				10.5	[4]				11.2	[4]	10.5	[4]	9.7	[4]
Additions to Long-Lived Assets											5		5.5		3.7
Southern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											7,250.9	[1]	8,211.8	[1]	6,951.7	[1]
Operating Unit Profit (Loss)											112.2		170.1		101.8
Other segment disclosures [Abstract]
Total Assets	2,245.2					2,294.3					2,245.2		2,294.3		2,267.9
Depreciation and amortization											18.2		18.4		19.3
Earnings from Equity Investments											0		(0.4)		(0.6)
Equity Investments	0.1					0.1					0.1		0.1		0.4
Long-Lived Assets	75	[4]				62.4	[4]				75	[4]	62.4	[4]	59.8	[4]
Additions to Long-Lived Assets											29.6		23.2		24.4
Southern Europe reportable segment [Member] | France [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											5,425.6	[1]	6,179.1	[1]	5,208.6	[1]
Operating Unit Profit (Loss)											56.7		85.2		47.1
Other segment disclosures [Abstract]
Total Assets	1,756.2					1,822.7					1,756.2		1,822.7		1,826
Depreciation and amortization											13.1		12.4		12.6
Earnings from Equity Investments											0		(0.4)		(0.6)
Equity Investments	0.1					0.1					0.1		0.1		0.4
Long-Lived Assets	59.4	[4]				46	[4]				59.4	[4]	46	[4]	43.2	[4]
Additions to Long-Lived Assets											25.6		16.4		18.8
Southern Europe reportable segment [Member] | Italy [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,056.8	[1]	1,255.8	[1]	1,044.2	[1]
Operating Unit Profit (Loss)											45.4		74.1		47.5
Other segment disclosures [Abstract]
Total Assets	301.2					301.3					301.2		301.3		271.3
Depreciation and amortization											2.7		3.3		3.8
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	7	[4]				7.9	[4]				7	[4]	7.9	[4]	7.7	[4]
Additions to Long-Lived Assets											1.8		3.7		3.6
Southern Europe reportable segment [Member] | Other Southern Europe [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											768.5	[1]	776.9	[1]	698.9	[1]
Operating Unit Profit (Loss)											10.1		10.8		7.2
Other segment disclosures [Abstract]
Total Assets	187.8					170.3					187.8		170.3		170.6
Depreciation and amortization											2.4		2.7		2.9
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	8.6	[4]				8.5	[4]				8.6	[4]	8.5	[4]	8.9	[4]
Additions to Long-Lived Assets											2.2		3.1		2
APME reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											2,728.8	[1]	2,661.7	[1]	2,147.2	[1]
Operating Unit Profit (Loss)											90.7		78.8		47.2
Other segment disclosures [Abstract]
Total Assets	491.7					472.4					491.7		472.4		395.1
Depreciation and amortization											4.9		5.1		4.6
Earnings from Equity Investments											0		0		0
Equity Investments	0.7					0.8					0.7		0.8		0.7
Long-Lived Assets	22.4	[4]				23.3	[4]				22.4	[4]	23.3	[4]	17.8	[4]
Additions to Long-Lived Assets											5.6		5.5		7.2
Right Management reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											328.5	[1]	323.7	[1]	374.6	[1]
Operating Unit Profit (Loss)											13.4		(1.4)		3.5
Other segment disclosures [Abstract]
Total Assets	95.4					75.7					95.4		75.7		86.1
Depreciation and amortization											5.1		5.9		7.3
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	12.4	[4]				11.4	[4]				12.4	[4]	11.4	[4]	15.9	[4]
Additions to Long-Lived Assets											7.4		2.3		2.9
Corporate reportable segment [Member]
Other segment disclosures [Abstract]
Total Assets	619.3	[6]				621.3	[6]				619.3	[6]	621.3	[6]	679.4	[6]
Depreciation and amortization											2.2		1.6		2.2
Long-Lived Assets	1.2	[4]				2.5	[4]				1.2	[4]	2.5	[4]	4	[4]
Additions to Long-Lived Assets											0		0		0.2
Northern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											5,773.9	[1]	6,159.4	[1]	5,344.1	[1]
Operating Unit Profit (Loss)											159.8		212.6		150.2
Other segment disclosures [Abstract]
Total Assets	1,732.5					1,714.3					1,732.5		1,714.3		1,682.2
Depreciation and amortization											15.8		17		18.3
Earnings from Equity Investments											2.5		4.3		5.2
Equity Investments	81.5					75					81.5		75		70.5
Long-Lived Assets	40.4	[4]				43.3	[4]				40.4	[4]	43.3	[4]	45.3	[4]
Additions to Long-Lived Assets											$ 12.8		$ 18.4		$ 13.7

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2012, 2011, 2010: United States $ 3,132.0, $ 3,254.6, $ 2,940.1; France 5,448.3, 6,201.9, 5,240.7; Italy 1,061.6, 1,277.1, 1,065.0; United Kingdom 1,898.1, 1,880.4, 1,822.2; Total Foreign 17,546.0, 18,751.4, 15,926.4.
[2]	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
[3]	The French business tax is reported in provision for income taxes rather than in cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our earnings (loss) before income taxes.
[4]	Further breakdown of long-lived assets by geographical region was as follows: Long-Lived Assets 2012 2011 2010: United States $39.7, $41.1, $48.2; France 61.0, 48.1, 45.8; Italy 7.1, 8.1, 8.1; United Kingdom 11.0, 12.9, 15.3; Total Foreign 155.7, 147.8, 144.0.
[5]	The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.
[6]	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Data (Unaudited) [Abstract]
Revenues from services	$ 5,202.6		$ 5,172.3		$ 5,206.7		$ 5,096.4		$ 5,484		$ 5,782.3		$ 5,667.3		$ 5,072.4		$ 20,678	[1]	$ 22,006	[1]	$ 18,866.5	[1]
Gross profit	876.7		856.2		861.7		847.4		935.2		951.3		962.2		857.6		3,442		3,706.3		3,245.4
Operating profit	104.9	[2]	118.6	[2]	94.4	[2]	93.8	[2]	129.8	[3]	158	[3]	150.8	[3]	85.6	[3]	411.7	[2]	524.2	[3]	(122)
Net earnings (loss)	53.3		63.1		41		40.2		63.6		79.6		72.7		35.7		197.6		251.6		(263.6)
Net earnings per share - basic (in dollars per share)	$ 0.68		$ 0.79		$ 0.51		$ 0.5		$ 0.79		$ 0.97		$ 0.89		$ 0.44		$ 2.49		$ 3.08		$ (3.26)
Net earnings per share - diluted (in dollars per share)	$ 0.68	[4]	$ 0.79	[4]	$ 0.51	[4]	$ 0.5	[4]	$ 0.78	[5]	$ 0.97	[5]	$ 0.87	[5]	$ 0.43	[5]	$ 2.47	[4]	$ 3.04	[5]	$ (3.26)
Dividends per share (in dollars per share)	$ 0.43		$ 0		$ 0.43		$ 0		$ 0.4		$ 0		$ 0.4		$ 0		$ 0.86		$ 0.8
Market price [Abstract]
High (in dollars per share)	$ 42.93		$ 41.65		$ 47.9		$ 47.37		$ 45.92		$ 58.62		$ 68.14		$ 68.67
Low (in dollars per share)	$ 35.18		$ 32.41		$ 33.99		$ 36.76		$ 32.63		$ 32.32		$ 52.37		$ 58.6
Reorganization charges	$ 26.6		$ 1.2		$ 20.9		$ 0.1		$ 21		$ 0.5		$ 1.4		$ 0.2		$ 48.8		$ 23.1		$ 36.1
Reorganization costs per diluted share (in dollars per share)	$ 0.23		$ 0		$ 0.17		$ 0		$ 0.2		$ 0		$ 0.02		$ 0

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2012, 2011, 2010: United States $ 3,132.0, $ 3,254.6, $ 2,940.1; France 5,448.3, 6,201.9, 5,240.7; Italy 1,061.6, 1,277.1, 1,065.0; United Kingdom 1,898.1, 1,880.4, 1,822.2; Total Foreign 17,546.0, 18,751.4, 15,926.4.
[2]	Included reorganization charges of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.
[3]	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.
[4]	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.
[5]	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.

Schedule II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 108.6	$ 111.6	$ 118.3
Provisions Charged to Earnings	29.2	25.9	28.9
Write-Offs	(23.2)	(25)	(33.5)
Balance at End of Year	118	108.6	111.6
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Provisions Charged to Earnings	29.2	25.9	28.9
Write-Offs	(23.2)	(25)	(33.5)
Translation Adjustments	2.9	(4.7)	(5.1)
Reclassifications and Other	$ 0.5	$ 0.8	$ 3